streetTRACKS(SM)

ANNUAL REPORT
JUNE 30, 2001

                                 [streetTRACKS annual report]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS Shareholders,

The past year proved a challenging year for investors. Across the board, with few exceptions, equities lost ground. Concerns over the U.S. economy losing steam, coupled with rich valuations, contributed to increased volatility in the equity markets. While it is difficult to gauge whether all the bad news is behind us, expectations are that the economy and corporate profits should begin to improve early next year. As investors have stood on the sidelines the last several months, liquidity remains at high levels. When the economy begins to turn anticipated demand should form a strong base for a potential market rebound.

Exchange Traded Funds (ETFs) continue to draw investor interest. At last count there are now over 150 funds worldwide with assets in excess of $85 billion. With pressure on returns and investors increasingly sensitive to the distribution of capital gains in periods of poor performance; the transparency, low costs, and tax efficiency of ETFs is drawing a greater number of savvy investors.

Investors are also interested in gaining access to tools to effectively manage their asset allocation and risk management needs. The streetTRACKS family of ETFs provides these tools covering ten segments of the equity markets, from the mega, global companies represented in the Dow Jones Global Titans Index to the highest-yielding real estate investment trusts captured in the Wilshire REIT Index. We continue to work with investors and their advisors in helping them meet their investment objectives by integrating the streetTRACKS family of funds into their portfolios.

As always, we appreciate the support and confidence of you, our shareholders. We look forward to continuing to build on your trust.

Agustin J. Fleites
President

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index were down 37.48% and 37.39% respectively. For the six months ended June 30, 2001, the Fund returned -15.46% versus the Index return of -15.35%. The Federal Reserve has cut rates six times this year (to the tune of 275bps) in the hopes of sparking the economy and preventing a recession. While these rate cuts appear to have boosted confidence in the market, it has not been to the benefit of large cap growth stocks. In fact, those who are brave enough to remain in the equity markets seem to be avoiding growth stocks altogether and are instead seeking haven in both the small and mid cap spectrums as well as in value stocks across all capitalization ranges (large to small). These areas of the market were somewhat overlooked during the bull run of the mid-to-late 1990's. The first four months of the year were extremely volatile for the Fund which saw monthly returns of +8.87%, -18.91%, -12.64%, and 14.19%, respectively.

The biggest gainers in the Fund during the six month period included Microsoft Corp. (+68.3%) and AOL Time Warner, Inc. (+52.3%). The biggest detractors to the Fund's performance were, not surprisingly, technology stocks. Tech "blue-chips" such as JDS Uniphase Corp. (-70.0%), EMC Corp (-54.1%), Cisco Systems, Inc. (-52.4%), Sun Microsystems, Inc. (-43.6%), and Oracle Corp. (-34.6%) combined to account for nearly half of the Fund's negative performance. Much like the last period, nearly eighty percent of the index constituents lost ground during the period with almost all of them recording double-digit declines.

In terms of sector performance, Technology was the biggest factor in the Fund's negative performance for the period. This sector, which made up nearly 40% of the Fund at the end of the calendar year 2000, declined by -26.0% for the period. On the heels of the Technology sector were Communications Services (-25.5%) and Consumer Staples (-23.6%). The only sectors within the fund to achieve positive returns during the six months were Consumer Discretionary (+12.9%) and Industrials (+1.0%). Consumers continued to defy logic with their spending despite the fact that firms were laying off employees by the thousands.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                                                  DOW JONES U.S. LARGE CAP          DOW JONES LARGE CAP INDEX
                                                                     GROWTH INDEX FUND           (BROAD-BASED COMPARATIVE INDEX)
                                                                  ------------------------       -------------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9800                               9969
10/31/00                                                                    9286                               9854
11/30/00                                                                    7793                               8908
12/31/00                                                                    7395                               8882
1/31/01                                                                     8051                               9209
2/28/01                                                                     6528                               8232
3/31/01                                                                     5703                               7629
4/30/01                                                                     6512                               8249
5/31/01                                                                     6406                               8270
6/30/01                                                                     6252                               8039

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION      GENERAL                 MICROSOFT       PFIZER,                AOL TIME           INTEL
                        ELECTRIC CO.            CORP.           INC.                   WARNER, INC.       CORP.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $3,473,584              2,410,606       1,815,947              1,621,694          1,412,424
    ---------------------------------------------------------------------------------------------------------------------------
       % OF             14.28%                  9.91            7.46                   6.67               5.81
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -36.21%      -35.98%             -36.11%                      -19.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index returned 1.28% and 1.38% respectively. For the six months ended June 30, 2001, the Fund and its Index returned -4.37% and -4.28%, respectively. Value stocks gained favor with investors after the Federal Reserve cut rates six times during the period in its attempts to stave off a recession, both domestically and globally. Energy prices cooled down late in the second quarter, reducing some of the fears of inflation and giving the market confidence in the Fed's rate cuts. Also, investors looked to value stocks that lagged significantly behind growth stocks in terms of performance for the latter part of the 1990's. These companies appear to remain far cheaper in terms of their valuations relative to their growth stock counterparts. The Large Cap Value Index has outperformed the Large Cap Growth Index by 11% during the first six months of 2001.

The biggest gainers in the Fund during the six month period included Computer Associates International, Inc. (+84.8%), Lowes Companies, Inc. (+63.2%), Bank of America Corp. (+33.3%), and International Business Machines Corp. (+33.3%). The biggest losers for the Fund were Schering-Plough Corp. (-35.6%), CVS Corp. (-35.4%), and Merck & Co., Inc. (-31.1%).

In terms of sector performance, the areas of Health Care and Consumer Services were the biggest detractors to the Fund's results as they declined -18.7% and -9.2% respectively. Leading the way on the positive side were Technology (+36.2%), Consumer Discretionary (+5.9%), and Energy (+3.1%).

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                    10175                               9969
10/31/00                                                                   10519                               9854
11/30/00                                                                   10244                               8908
12/31/00                                                                   10592                               8882
1/31/01                                                                    10512                               9209
2/28/01                                                                    10166                               8232
3/31/01                                                                     9812                               7629
4/30/01                                                                    10244                               8249
5/31/01                                                                    10444                               8270
6/30/01                                                                    10128                               8039

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CITIGROUP,    INTERNATIONAL         AMERICAN          JOHNSON &
                          CORP.           INC.          BUSINESS MACHINES     INTERNATIONAL     JOHNSON
                                                        CORP.                 GROUP, INC.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,433,047      2,129,293     1,572,960             1,373,506         1,204,900
    ----------------------------------------------------------------------------------------------------------------
       % OF               6.26%           5.48          4.05                  3.54              3.10
       NET ASSETS
    ----------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -0.47%       -0.65%              -0.37%                      -19.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index were down 21.07% and 20.91% respectively. For the six month period ending June 30, 2001, the Fund was down 1.57% and its Index was down 1.33%. The continuing U.S. economic slump has hit growth stocks particularly hard as firms have cut back on capital expenditures amid a global slowdown. To meet revised earnings estimates firms have initiated cost cutting measures, attempting to make up for revenue shortfalls. The Federal Reserve has cut rates six times since January leaving the short-term rate at 3.75%. Considering the Fed Funds rate stood at 6.00% as of January 3rd, the actions taken would indicate that the Fed believes an economic stimulus is warranted to prevent the U.S. economy from sliding into a recession. Small cap growth stocks had a difficult first quarter amid speculation that the economy would not start seeing a rebound until the second half of 2001. A strong April return of 13.87% lifted the Fund to it's current calendar year to date return of -1.57%.

The biggest gainers in the Fund during the six month period included Network Associates, Inc. (+197%), Earthlink, Inc. (+180%) and Answerthink, Inc. (+176%). The biggest losers for the Fund were PurchasePro.com, Inc. (-92%), XO Communications, Inc. (-89%) and Avanex Corp. (-84%).

In terms of sector performance, Telecommunication Services was the largest negative contributor. This sector, which makes up 4.30% of the Fund, declined by 24.9% for the period. Energy was down -21.27% year to date, with negative contributions from Chesapeake Energy Corp. (-32.8%), Stone Energy Corp. (-31.4%) and Superior Energy Services, Inc. (-31.3%). Information Technology, the largest weight at +27.7% was down 9.50%. The best performing sector for the six months ending June 30, 2001 was Consumer Discretionary with a return of +14.6%. Notable names in this sector include IGEN International, Inc. (+111%), Jakks Pacific, Inc. (+105%) and Williams-Sonoma, Inc. (+94%).

  Comparison of Change in Value of a $10,000 Investment
  Dow Jones U.S. Small Cap Growth Index Fund

                                                                  DOW JONES U.S. SMALL CAP         DOW JONES SMALL INDEX (BROAD
                                                                     GROWTH INDEX FUND               BASED COMPARATIVE INDEX)
                                                                  ------------------------         ----------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                    9988.00                           10104.00
10/31/00                                                                   9321.00                            9684.00
11/30/00                                                                   7568.00                            8620.00
12/31/00                                                                   8019.00                            9449.00
1/31/01                                                                    8629.00                            9881.00
2/28/01                                                                    7391.00                            9160.00
3/31/01                                                                    6585.00                            8586.00
4/30/01                                                                    7499.00                            9385.00
5/31/01                                                                    7691.00                            9633.00
6/30/01                                                                    7893.00                            9832.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    ---------------------------------------------------------------------------------------------------
       DESCRIPTION        SEI                     RITE AID           CEPHALON,          LINCARE
                          INVESTMENTS CO.         CORP.              INC.               HOLDINGS, INC.
    ---------------------------------------------------------------------------------------------------
       MARKET VALUE       $226,145                212,787            210,301            193,745
    ---------------------------------------------------------------------------------------------------
       % OF               1.14%                   1.08               1.06               0.98
       NET ASSETS
    ---------------------------------------------------------------------------------------------------

       DESCRIPTION         EXPEDITORS INTERNATIONAL
                           OF WASHINGTON, INC.
    ------------------------------------------------------------------
       MARKET VALUE        188,037
    ----------------------------------------------------------------------------------
       % OF                0.95
       NET ASSETS
    -------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.
   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -20.97%      -22.74%             -20.82%                      -2.70%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index returned 26.69% and 27.33% respectively. For the six month period ending June 30, 2001, the Fund and its Index returned a positive 9.45% and 9.76% respectively. Value stocks had a strong year to date performance as investors concerns over the economy grew and focus was put back on company fundamentals. The slowdown in the global economy and the subsequent spillover into the U.S. markets has prompted the Federal Reserve to act quickly by initiating six rate cuts in 2001. The fed funds rate which stood at 6% on January 3rd is now at 3.75%. The Fund's low weighting in Technology (2.44%) further enhanced the Fund's performance as Technology issues continued their downward spiral in the second quarter. The significant rate cuts by the Fed has bolstered financial stocks which account for the largest weighting of the Fund.

The biggest gainers in the Fund during the six month period were Champion Enterprises, Inc. (+313.8%), Stewart and Stevenson Services, Inc. (+293%), and Service Corporation International (+263.4%). All three of these names are in the Consumer Discretionary sector. The biggest losers for the Fund were APW Ltd. (-70.0%), Polaroid Corp. (-55.3%) and Crown Cork & Seal Co., Inc. (-49.6%).

The sector that had the best performance was Consumer Discretionary (+18.14%). Other notable names in the sector were Pep Boys-Manny, Moe & Jack (+213.5%), PETsMART, Inc. (+145.2) and Navigant Consulting Co. (+115.0%). Names that didn't fare too well in that sector were Footstar, Inc. (-30.5%), Federal-Mogul, Corp. (-26.9%) and Dress Barn, Inc. (-21.6%). The Consumer Staples sector also had strong performance with a year to date return of +15.71%. The best performing name in that sector was Fleming Cos., Inc. (+202.6%). The worst performer was Tyson Foods, Inc. (-27.1%). The worst performing sector for the six month period was Utilities (-3.80%) with Information Technology right behind with a return of (-2.9%). The best and worst performing name in the Utility sector was Public Services Co. of New Mexico, Inc. (+21.2%) and IDACORP, Inc. (-27.0%) respectively.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                                               DOW JONES U.S. SMALL CAP VALUE       DOW JONES SMALL CAP INDEX
                                                                         INDEX FUND              (BROAD-BASED COMPARATIVE INDEX)
                                                               ------------------------------    -------------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                   10195.00                           10104.00
10/31/00                                                                  10249.00                            9684.00
11/30/00                                                                  10234.00                            8620.00
12/31/00                                                                  11575.00                            9449.00
1/31/01                                                                   11599.00                            9881.00
2/28/01                                                                   11740.00                            9160.00
3/31/01                                                                   11449.00                            8586.00
4/30/01                                                                   11964.00                            9385.00
5/31/01                                                                   12426.00                            9633.00
6/30/01                                                                   12669.00                            9832.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION         EVEREST RE      MANOR          SOVEREIGN         OLD REPUBLIC            OCEAN
                           GROUP, LTD.     CARE, INC.     BANCORP, INC.     INTERNATIONAL CORP.     ENERGY, INC.
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE        $281,398        267,716        265,746           265,205                 247,790
    -----------------------------------------------------------------------------------------------------------------------
       % OF                1.09%           1.04           1.03              1.03                    0.96
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.
   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       24.27%       23.38%             24.89%                       -2.70%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index were down 15.54% and 15.23% respectively. For the six months ending June 30, 2001, the Fund and its Index returned -7.67% and -7.52%, respectively.

At the midyear point, the Fund had 67.7% of its assets invested in U.S. stocks, 28.7% in Europe, and 3.6% in Japan. After a difficult first quarter, thoughts of a rebound led to a resurgence in the second quarter for the U.S. stocks in the Fund. This led to the U.S. issues having a positive return of almost 5% during the first half of the year. By comparison during this period, only the Global Titans' German stocks (.76%) were able to post a positive return within the European region. Other notable country level performance for this Fund included Switzerland (with a decline of over 9%) and the United Kingdom (with a decline of nearly 13%). These returns paled in comparison to the performance of Finland. Propelled by Nokia's troubles, it had the largest decline (-48.5%) among the Euroland countries. Though only Toyota posted a positive return among the Japanese stocks in this Index, Toyota's return (12.22%) was still enough for Japan to have a return of 2.8%.

Markets during the first half of the year were colored by volatility and turmoil. The stocks in this Index were no exception. Overall, declining issues outnumbered gainers by a nearly 2:1 ratio. Within the group of stocks posting double-digit returns, this ratio was even larger (over 2.5:1). The best performing issues were Microsoft Corp. (68.3%) and International Business Machines, Inc. (33.26%). The worst performing stocks were Cisco Systems, Inc. (-52.42%) and Nokia.

Despite Cisco's position as the worst performing stock in this Index, Technology was still the best performing sector (25.5%). This was made possible through the previously mentioned returns of International Business Machines and Microsoft. As would be expected with the performance of Nokia, Telecommunications was the worst performing sector with a decline of approximately 13%.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 DOW JONES GLOBAL TITANS INDEX FUND

                                                               DOW JONES GLOBAL TITANS INDEX        DOW JONES LARGE CAP INDEX
                                                                            FUND                 (BROAD-BASED COMPARATIVE INDEX)
                                                               -----------------------------     -------------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9982                               9969
10/31/00                                                                   10111                               9854
11/30/00                                                                    9346                               8908
12/31/00                                                                    9147                               8882
1/31/01                                                                     9502                               9209
2/28/01                                                                     8601                               8232
3/31/01                                                                     8107                               7629
4/30/01                                                                     8815                               8249
5/31/01                                                                     8702                               8270
6/30/01                                                                     8446                               8039

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          MICROSOFT     EXXON MOBIL     CITIGROUP,    PFIZER,
                          ELECTRIC CO.     CORP.         CORP.           INC.          INC.
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,667,689       1,154,057     1,043,745       913,868       873,090
    -----------------------------------------------------------------------------------------------------
       % OF               7.87%            5.45          4.93            4.31          4.12
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -15.39%      -15.60%             -15.09%                      -19.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS WILSHIRE REIT INDEX FUND
The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on April 23, 2001, through June 30, 2001, the Fund and its Index returned 11.22% and 11.33% respectively.

The REIT market continued to perform well, in the second quarter of 2001, in both absolute and relative terms. The Wilshire REIT Index was up 10.90% for the quarter, well ahead of most other broader market indices. This brings the year-to-date return to 9.76%, which is also well ahead of broader market benchmarks. Many investors have been surprised by the strong performance of REITs this year considering the group was up over 30% last year. These investors seem concerned that share prices are getting ahead of themselves in this typically slow growth sector.

We feel there are three major forces behind the relative out-performance of REIT share prices in the second quarter especially in the face of a slowing economy. First, REITs have demonstrated relative stability of cash flow growth, due to the contractual nature of leases. Because most leases are long term in nature, and most management teams work to re-lease space before the lease actually expires, most REITs go into each quarter with over 90% of their sales pre-committed. The second reason we feel REITs have outperformed is the relative attractiveness of the dividend yield of REITs in this uncertain market environment. REITs are still yielding over 7%. While dividend payments were out of favor with investors during most of the bull market in the 90's, the market volatility of the new millennium has enticed investors to seek out investments with more attractive current returns. Also, as the Fed has continued to cut interest rates this year, finding assets that produce attractive and safe yields has become very difficult. The third reason we feel REITs have continued to perform well is the attention REITs have been gaining from investors who historically have not focused on the group. This new found popularity seems to have reached new levels given the recent announcement by Standard and Poor's that they are currently examining the potential of including REITs in the S&P
500. While it is too soon to speculate what S&P will ultimately decide, the relative out-performance of REITs over the past 18 months has certainly motivated nontraditional REIT investors to take a close look at the asset class, and this attention from S&P just adds to this.

The biggest gainers in the Fund during the period included JP Realty (+31.1%), Equity Inns (+28.2%) and Crown American Realty (+27.6%). The biggest losers for the Fund were Konover Property Trust (-29.0%), First Union Real Estate (-10.2%) and East Group Properties (-1.2).

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  WILSHIRE REIT INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
4/23/01                                                                   10000.00                           10000.00
4/30/01                                                                   10259.00                           10548.00
5/31/01                                                                   10505.00                           10827.00
6/30/01                                                                   11122.00                           11048.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    ----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EQUITY OFFICE        EQUITY RESIDENTIAL     SIMON PROPERTY     SPIEKER             PROLOGIS
                          PROPERTIES TRUST     PROPERTIES TRUST       GROUP, INC.        PROPERTIES, INC.    TRUST
    ----------------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $1,380,966           1,066,250              722,697            567,487             557,662
    ----------------------------------------------------------------------------------------------------------------------------
       % OF               7.62%                5.88                   3.99               3.13                3.08
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)       8.51%          7.90%             8.61%                      5.38%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY HIGH TECH 35 INDEX FUND
The streetTRACKS Morgan Stanley High Tech 35 Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley High Tech 35 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index were down 40.52% and 40.76% respectively. The Fund dropped 13.50% for the first half of 2001, while the Index returned -13.29% for the same period. The first quarter brought the Fund down 21.59%, while the second quarter rose 10.33% due mainly to a short lived reprieve in April. Many of the electronics based technology companies continued to decline due to delays in technology spending and a collapse of communication stocks.

Comprising over ninety percent of the Fund's weight, the Technology sector drop was led by Communications Equipment, Computer Hardware, and Electronics-Semiconductors. The gains from the top two performers within the Index, classified within the Computer Software/Services industry, failed to keep the Index in positive territory.

For the six month period, the largest positive performers in the Index included Computer Associates International, Inc. (+84.8%), Microsoft Corp. (+68.3%), and AOL Time Warner, Inc.(+52.3%). The largest negative performers in the Index over the same period were Palm, Inc. (-78.6%), Juniper Networks, Inc. (-75.3%), Sycamore Networks, Inc. (-75.0%), and Nortel Networks Corp. (-71.7%).

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 MORGAN STANLEY HIGH TECH 35 INDEX FUND

                                                                MORGAN STANLEY HIGH TECH 35         DOW JONES LARGE CAP INDEX
                                                                         INDEX FUND              (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9725.00                            9969.00
10/31/00                                                                   9485.00                            9854.00
11/30/00                                                                   7243.00                            8908.00
12/31/00                                                                   6876.00                            8882.00
1/31/01                                                                    8096.00                            9209.00
2/28/01                                                                    6106.00                            8232.00
3/31/01                                                                    5391.00                            7629.00
4/30/01                                                                    6245.00                            8249.00
5/31/01                                                                    5851.00                            8270.00
6/30/01                                                                    5948.00                            8039.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION           ELECTRONIC    MICROSOFT    COMPUTER         DELL         INTERNATIONAL
                             ARTS          CORP.        ASSOCIATES       COMPUTER     BUSINESS
                                                                         CORP.        MACHINES
                                                       INTERNATIONAL,                 CORP.
                                                        INC.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE          $4,026,598    3,906,011    3,894,732        3,462,678    3,387,740
    ---------------------------------------------------------------------------------------------------------
       % OF NET ASSETS       5.54%         5.37         5.36             4.76         4.66
    ---------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE        HIGH TECH 35 INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -38.84%      -38.45%             -39.09%                      -19.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
The streetTRACKS Morgan Stanley Internet Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Internet Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through June 30, 2001, the Fund and its Index were down 71.92% and 71.55% respectively. The Fund returned a disappointing -32.28% for the first half of 2001, while the Index returned -31.89% for the same period. The month of April helped boost the second quarter by rallying 20.38% and 20.19% for the Fund and Index, respectively. All but six of the component members, within this Index of the leading companies driving the growth of the Internet, contributed negative double digit returns for the first half of 2001. Delays in technology spending, negative earnings reports, and a collapse in communication stocks continued to hammer the Internet based companies.

The Computer Software/Services industry, within the Technology sector, comprises approximately sixty-four percent of the Fund and was the major contributor to the decline for the period.

For the six month period, the largest positive performers in the Index included eBay, Inc. (107.5%), Microsoft Corp. (68.3%), and AOL Time Warner, Inc. (52.3%). The largest negative performers in the Index over the same period were Ariba, Inc. (-89.7%), Exodus Communications, Inc. (-89.7%), and Sycamore Networks, Inc. (-75.0%).

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  MORGAN STANLEY INTERNET INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               MORGAN STANLEY INTERNET INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
09/25/00                                                                  10000.00                           10000.00
09/30/00                                                                   9539.00                            9969.00
10/31/00                                                                   7594.00                            9854.00
11/30/00                                                                   4929.00                            8908.00
12/31/00                                                                   4147.00                            8882.00
1/31/01                                                                    4626.00                            9209.00
2/28/01                                                                    3322.00                            8232.00
3/31/01                                                                    2423.00                            7629.00
4/30/01                                                                    2916.00                            8249.00
5/31/01                                                                    2922.00                            8270.00
6/30/01                                                                    2808.00                            8039.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION   VERTICALNET,                             CNET                 ORACLE        WEBMD
                     INC.               HOMESTORE.COM,        NETWORKS,            CORP.         CORP.
                                         INC.                 INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET        $321,150            265,696              263,835
       VALUE                                                                      261,364       257,964
    -----------------------------------------------------------------------------------------------------------
       % OF          4.74%               3.92                 3.89                 3.86          3.81
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -70.56%      -71.07%             -70.17%                     -19.36%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on October 4, 2000, through June 30, 2001, the Fund and its Index were down 10.22% and 10.12% respectively. The Fund returned -5.16% for the first half of 2001, while the Index returned -5.07% for the same period, and the S&P 500 Index returned -6.70%. Returns for the Fund and Index dropped in the first quarter by 10.05% and 10.01%, respectively. Improvements in the second quarter produced a gain of 5.44% for the Fund and the Index delivered 5.50% for the three-month period. The fall of technology, rising energy prices, weak business demand, a strong dollar, and delays in capital spending all played a part in the year-to-date lackluster performance, while low interest rates and stable consumer demand have prevented the Index from dropping precariously.

The Consumer Cyclicals Sector had the best sector return in the first half, gaining 6.45%. Somewhat surprisingly, Health Care had the worst return, dropping 17.45%. Technology was down 10.08% for the first half. A strong April rebound helped move technology stocks off the bottom of the charts. Commercial and Consumer Services was the top performing industry, rising over 64% in the six month period.

Rite Aid Corp. was the top performing stock in the Index, rising nearly +279%. Fleming Companies, Inc. rose +202% and Sonic Automotive, Inc. rose +177.8%, rounding out the top 3 performers. Comdisco, Inc. was the worst performer in the Index, losing -88.35% of its value in the six month period. USG Corp. fell -81.22% and Corning, Inc. fell -68.20%, ranking second and third from the bottom.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 FORTUNE 500(R) INDEX FUND

                                                                                                    S&P 500 Index (broad-based
                                                                 FORTUNE 500(R) Index Fund              comparative index)
                                                                 -------------------------          --------------------------
10/4/00                                                                   10000.00                           10000.00
10/31/00                                                                  10061.00                            9971.00
11/30/00                                                                   9407.00                            9185.00
12/31/00                                                                   9467.00                            9230.00
1/31/01                                                                    9762.00                            9558.00
2/28/01                                                                    9018.00                            8686.00
3/31/01                                                                    8516.00                            8135.00
4/30/01                                                                    9117.00                            8768.00
5/31/01                                                                    9188.00                            8826.00
6/30/01                                                                    8978.00                            8612.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL            MICROSOFT     EXXON MOBILE     CITIGROUP,       PFIZER
                          ELECTRIC CO.       CORP.         CORP.            INC.             INC.
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,265,169         1,829,526     1,409,654        1,242,955        1,185,677
    -------------------------------------------------------------------------------------------------------------
       % OF               4.73%              3.82          2.94             2.59             2.47
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET         FORTUNE 500(R)                S&P 500 INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -7.41%       -6.84%             -7.22%                       -10.96%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2001.

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE e-50(TM) INDEX FUND
The FORTUNE e-50(TM) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE e-50(TM) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on October 4, 2000, through June 30, 2001, the Fund and its Index were down 52.20% and 52.19% respectively. The Fund returned a disappointing -18.78% for the first half of 2001, while the Index returned -18.62% for the same period. In this Internet economy based index, most of the component members contributed negative returns. Only eighteen of the fifty stocks had positive returns over the time period. Delays in technology spending, weakening demand, and negative earnings reports continued to depress the Internet based companies.

The worst performing sector was Technology, which comprises close to eighty percent of the Fund. The sector's poorest performing industries were Communications Equipment, Computer Hardware, and Computer Networking. Unfortunately, the triple-digit security returns from companies within the Computer Software industry were not enough to overturn the under-performance in the Technology sector or within their own industry.

For the six month period, the largest positive performers in the Index included Networks Associates, Inc. (+197.3%), Earthlink, Inc. (+180.3%), S1 Corporation (+166.7%), and eBay, Inc. (+107.5%). The largest negative performers in the Index over the same period were Ariba, Inc. (-89.7%), Exodus Communications, Inc. (-89.7%), and Sycamore Networks, Inc. (-75.0%).

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 FORTUNE e-50(TM) INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                FORTUNE e-50(TM) INDEX FUND      (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
10/4/00                                                                   10000.00                           10000.00
10/31/00                                                                   9322.00                            9916.00
11/30/00                                                                   6735.00                            8964.00
12/31/00                                                                   5885.00                            8937.00
1/31/01                                                                    6909.00                            9266.00
2/28/01                                                                    4974.00                            8283.00
3/31/01                                                                    4128.00                            7676.00
4/30/01                                                                    4916.00                            8300.00
5/31/01                                                                    4801.00                            8322.00
6/30/01                                                                    4780.00                            8089.00

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     AOL TIME         ORACLE        INTEL         CISCO
                          CORP.         WARNER, INC.     CORP.         CORP.         SYSTEMS, INC.
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,543,001    1,488,823        1,141,729     1,095,120     1,011,792
    --------------------------------------------------------------------------------------------------------
       % OF               9.55%         9.21             7.07          6.78          6.26
       NET ASSETS
    --------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2001

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        FORTUNE e-50(TM)         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -48.62%      -48.06%             -48.60%                     -15.95%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to June 30, 2001.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.9%
BEVERAGES (NON-ALCOHOLIC) -- 3.0%
The Coca-Cola Co. .....................    16,369  $   736,605
                                                   -----------
BIOTECHNOLOGY -- 2.1%
Amgen, Inc. (a)........................     7,440      451,459
MedImmune, Inc. (a)....................     1,432       67,591
                                                   -----------
                                                       519,050
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.8%
AT&T Corp. -- Liberty Media Corp.
  (Class A) (a)........................    16,992      297,190
Clear Channel Communications, Inc.
  (a)..................................     3,800      238,260
Comcast Corp. (Class A) (a)............     6,520      282,968
General Motors Corp. (Class H) (a).....     5,800      117,450
                                                   -----------
                                                       935,868
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.9%
Nextel Communications, Inc. (Class A)
  (a)..................................     4,740       82,950
Sprint Corp. (PCS Group) (a)...........     5,264      127,126
                                                   -----------
                                                       210,076
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 3.7%
Ciena Corp. (a)........................     2,300       87,400
Comverse Technology, Inc. (a)..........     1,252       71,489
Corning, Inc. .........................     6,684      111,690
JDS Uniphase Corp. (a).................     9,356      116,950
Lucent Technologies, Inc. .............    24,489      151,832
QUALCOMM, Inc. (a).....................     5,382      314,739
Tellabs, Inc. (a)......................     2,696       52,248
                                                   -----------
                                                       906,348
                                                   -----------
COMPUTERS (HARDWARE) -- 3.8%
Brocade Communications Systems, Inc.
  (a)..................................     1,584       69,680
Dell Computer Corp. (a)................    16,512      431,789
Juniper Networks, Inc. (a).............     2,012       62,573
Sun Microsystems, Inc. (a).............    23,452      368,666
                                                   -----------
                                                       932,708
                                                   -----------
COMPUTERS (NETWORKING) -- 3.9%
Cisco Systems, Inc. (a)................    52,225      950,495
                                                   -----------
COMPUTERS (PERIPHERALS) -- 1.9%
EMC Corp. (a)..........................    15,774      458,235
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 14.9%
Adobe Systems, Inc. ...................     1,728       81,216
BEA Systems, Inc. (a)..................     2,812       86,357
Check Point Software Technologies Ltd.
  (a)..................................     1,300       65,741
Microsoft Corp. (a)....................    33,022    2,410,606
Oracle Corp. (a).......................    30,674      582,806
Siebel Systems, Inc. (a)...............     2,876      134,884
VeriSign, Inc. (a).....................     1,296       77,773
VERITAS Software Corp. (a).............     2,812      187,082
                                                   -----------
                                                     3,626,465
                                                   -----------
ELECTRICAL EQUIPMENT -- 14.9%
General Electric Co. ..................    71,253    3,473,584
Sanmina Corp. (a)......................     2,344       54,873
Solectron Corp. (a)....................     4,660       85,278
                                                   -----------
                                                     3,613,735
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ELECTRONICS (INSTRUMENT) -- 0.4%
Agilent Technologies, Inc. (a).........     2,992  $    97,240
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 9.5%
Altera Corp. (a).......................     2,796       81,084
Analog Devices, Inc. (a)...............     2,576      111,412
Intel Corp. ...........................    48,288    1,412,424
Linear Technology Corp. ...............     2,256       99,761
Maxim Integrated Products, Inc. (a)....     2,344      103,628
Texas Instruments, Inc. ...............    12,488      393,372
Xilinx, Inc. (a).......................     2,384       98,316
                                                   -----------
                                                     2,299,997
                                                   -----------
ENTERTAINMENT -- 9.0%
AOL Time Warner, Inc. (a)..............    30,598    1,621,694
Viacom, Inc. (Class B) (a).............    11,010      569,767
                                                   -----------
                                                     2,191,461
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.2%
Applied Materials, Inc. (a)............     5,848      287,137
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 7.8%
Genentech, Inc. .......................     1,600       88,160
Pfizer, Inc. ..........................    45,342    1,815,947
                                                   -----------
                                                     1,904,107
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.0%
Guidant Corp. (a)......................     2,224       80,064
Medtronic, Inc. .......................     8,680      399,367
                                                   -----------
                                                       479,431
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
The Charles Schwab Corp. ..............     7,476      114,383
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 3.0%
Tyco International Ltd. ...............    13,547      738,311
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.4%
Transocean Sedco Forex, Inc. ..........     2,300       94,875
                                                   -----------
POWER PRODUCERS (INDEPENDENT) -- 0.9%
Calpine Corp. (a)......................     2,100       79,380
The AES Corp. (a)......................     3,304      142,237
                                                   -----------
                                                       221,617
                                                   -----------
PUBLISHING -- 0.3%
Gemstar-TV Guide International, Inc.
  (a)..................................     2,008       85,541
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 3.2%
The Home Depot, Inc. ..................    16,644      774,778
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a).......................     1,484       93,091
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.9%
Target Corp. ..........................     6,392      221,163
Wal-Mart Stores, Inc. .................    19,821      967,265
                                                   -----------
                                                     1,188,428
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.6%
The Gap, Inc. .........................     4,656      135,024
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL STORES (DRUG STORE) -- 1.0%
Walgreen Co. ..........................     7,312  $   249,705
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.4%
Paychex, Inc. .........................     2,392       95,680
                                                   -----------
TELEPHONE -- 1.3%
Qwest Communications International,
  Inc. ................................     9,750      310,732
                                                   -----------
TELEPHONE (LONG DISTANCE) -- 0.2%
Global Crossing Ltd. (a)...............     5,300       45,792
                                                   -----------
TOTAL COMMON STOCKS-- (Cost
  $34,068,693).........................             24,296,915
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $1,943)...................     1,943  $     1,943
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $34,070,636)...................             24,298,858
OTHER ASSETS AND LIABILITIES -- 0.1%...                 30,903
                                                   -----------
NET ASSETS -- 100.0%...................            $24,329,761
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 1.3%
General Dynamics Corp. ................     1,600   $   124,496
The Boeing Co. ........................     7,000       389,200
                                                    -----------
                                                        513,696
                                                    -----------
AIR FREIGHT -- 0.2%
FedEx Corp. (a)........................     2,306        92,701
                                                    -----------
ALUMINUM -- 0.7%
Alcoa, Inc. ...........................     6,945       273,633
                                                    -----------
AUTOMOBILES -- 1.4%
Ford Motor Co. ........................    14,100       346,155
General Motors Corp. ..................     3,205       206,242
                                                    -----------
                                                        552,397
                                                    -----------
BANKS (MAJOR REGIONAL) -- 8.0%
Bank One Corp. ........................     9,231       330,470
BB&T Corp. ............................     3,300       121,110
Fifth Third Bancorp....................     3,899       234,135
FleetBoston Financial Corp. ...........     8,675       342,229
Mellon Financial Corp. ................     3,827       176,042
National City Corp. ...................     4,130       127,121
Northern Trust Corp. ..................     1,622       101,375
PNC Financial Services Group...........     2,291       150,725
SunTrust Banks, Inc. ..................     2,024       131,115
The Bank of New York Co., Inc. ........     5,880       282,240
U.S. Bancorp...........................    15,285       348,345
Wachovia Corp. ........................     1,702       121,097
Wells Fargo & Co. .....................    13,723       637,159
                                                    -----------
                                                      3,103,163
                                                    -----------
BANKS (MONEY CENTER) -- 2.7%
Bank of America Corp. .................    12,852       771,506
First Union Corp. .....................     7,835       273,755
                                                    -----------
                                                      1,045,261
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.8%
Anheuser-Busch Cos., Inc. .............     7,270       299,524
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.3%
PepsiCo, Inc. .........................    11,699       517,096
                                                    -----------
CHEMICALS -- 1.7%
E. I. du Pont de Nemours & Co. ........     8,399       405,168
The Dow Chemical Co. ..................     7,202       239,466
                                                    -----------
                                                        644,634
                                                    -----------
COMPUTERS (HARDWARE) -- 4.1%
International Business Machines Corp.
  (IBM)................................    13,920     1,572,960
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.3%
Computer Associates International,
  Inc. ................................     3,669       132,084
                                                    -----------
CONSUMER FINANCE -- 1.2%
Household International, Inc. .........     3,707       247,257
MBNA Corp. ............................     6,058       199,611
                                                    -----------
                                                        446,868
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.4%
SYSCO Corp. ...........................     5,391       146,366
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRIC COMPANIES -- 2.0%
American Electric Power Co., Inc. .....     2,600   $   120,042
Dominion Resources, Inc. ..............     2,000       120,260
Duke Energy Corp. .....................     6,168       240,614
Exelon Corp. ..........................     2,529       162,159
The Southern Co. ......................     5,551       129,061
                                                    -----------
                                                        772,136
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
Emerson Electric Co. ..................     3,417       206,729
                                                    -----------
ENTERTAINMENT -- 1.2%
The Walt Disney Co. ...................    16,698       482,405
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 12.8%
American Express Co. ..................     9,436       366,117
Citigroup, Inc. .......................    40,297     2,129,293
Fannie Mae.............................     8,110       690,566
Freddie Mac............................     5,547       388,290
J.P. Morgan Chase & Co. ...............    15,878       708,159
Morgan Stanley Dean Witter & Co. ......     8,934       573,831
State Street Corp. ....................     2,650       131,149
                                                    -----------
                                                      4,987,405
                                                    -----------
FOODS -- 0.9%
General Mills, Inc. ...................     2,267        99,249
H.J. Heinz Co. ........................     2,765       113,061
Sara Lee Corp. ........................     6,672       126,368
                                                    -----------
                                                        338,678
                                                    -----------
HEALTH CARE (DRUGS/
PHARMACEUTICALS) -- 6.8%
Eli Lilly & Co. .......................     7,725       571,650
Merck & Co., Inc. .....................    18,459     1,179,715
Pharmacia Corp. .......................    10,312       473,836
Schering-Plough Corp. .................    11,684       423,428
                                                    -----------
                                                      2,648,629
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.8%
HCA-The Healthcare Co. ................     3,837       173,394
Tenet Healthcare Corp. ................     2,600       134,134
                                                    -----------
                                                        307,528
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.3%
CIGNA Corp. ...........................     1,210       115,942
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/
SUPPLIES) -- 0.6%
Baxter International, Inc. ............     4,718       231,182
                                                    -----------
HEALTH CARE DIVERSIFIED -- 8.2%
Abbott Laboratories....................    11,640       558,836
American Home Products Corp. ..........    10,533       615,549
Bristol-Myers Squibb Co. ..............    15,638       817,867
Johnson & Johnson......................    24,098     1,204,900
                                                    -----------
                                                      3,197,152
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.3%
Kimberly-Clark Corp. ..................     4,240       237,016
The Procter & Gamble Co. ..............    10,407       663,967
                                                    -----------
                                                        900,983
                                                    -----------
INSURANCE BROKERS -- 0.6%
Marsh & McLennan Cos., Inc. ...........     2,233       225,533
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
INSURANCE (LIFE/HEALTH) -- 1.3%
AFLAC, Inc. ...........................     4,280   $   134,777
American General Corp. ................     3,978       184,778
MetLife, Inc. .........................     6,019       186,469
                                                    -----------
                                                        506,024
                                                    -----------
INSURANCE (MULTI-LINE) -- 3.9%
American International Group, Inc. ....    15,971     1,373,506
The Hartford Financial Services Group,
  Inc. ................................     1,886       129,002
                                                    -----------
                                                      1,502,508
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
The Allstate Corp. ....................     5,466       240,450
The Chubb Corp. .......................     1,424       110,260
                                                    -----------
                                                        350,710
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.3%
Merrill Lynch & Co., Inc. .............     6,357       376,652
The Goldman Sachs Group, Inc. .........     1,700       145,860
                                                    -----------
                                                        522,512
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. .....................     2,771       138,689
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.6%
Honeywell International, Inc. .........     6,465       226,210
Illinois Tool Works, Inc. .............     2,390       151,287
Minnesota Mining & Manufacturing Co.
  (3M).................................     3,162       360,784
United Technologies Corp. .............     3,757       275,238
                                                    -----------
                                                      1,013,519
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.5%
Conoco, Inc. (Class A).................     3,499       101,121
Phillips Petroleum Co. ................     1,773       101,061
                                                    -----------
                                                        202,182
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 8.2%
Chevron Corp. .........................     5,084       460,102
Exxon Mobil Corp. .....................    27,854     2,433,047
Texaco, Inc. ..........................     4,443       295,904
                                                    -----------
                                                      3,189,053
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. ...............     3,889       138,837
Weyerhaeuser Co. ......................     1,764        96,967
                                                    -----------
                                                        235,804
                                                    -----------
PERSONAL CARE -- 0.6%
The Gillette Co. ......................     7,690       222,933
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.3%
Eastman Kodak Co. .....................     2,343       109,371
                                                    -----------
PUBLISHING -- 0.3%
The McGraw-Hill Cos., Inc. ............     1,506        99,622
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.4%
Gannett Co., Inc. .....................     2,078       136,940
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RAILROADS -- 0.3%
Union Pacific Corp. ...................     1,839   $   100,980
                                                    -----------
RESTAURANTS -- 0.7%
McDonald's Corp. ......................    10,418       281,911
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.5%
Lowe's Cos., Inc. .....................     2,813       204,083
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.3%
Sears, Roebuck & Co. ..................     2,662       112,629
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.3%
CVS Corp. .............................     3,121       120,471
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.7%
Albertson's, Inc. .....................     3,057        91,679
Safeway, Inc. (a)......................     3,993       191,664
                                                    -----------
                                                        283,343
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.7%
Washington Mutual, Inc. ...............     7,048       264,652
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
The Interpublic Group of Cos., Inc. ...     2,974        87,287
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.5%
First Data Corp. ......................     3,201       205,664
                                                    -----------
TELEPHONE -- 7.7%
ALLTEL Corp. ..........................     2,374       145,431
BellSouth Corp. .......................    14,980       603,245
SBC Communications, Inc. ..............    27,101     1,085,666
Verizon Communications.................    21,597     1,155,439
                                                    -----------
                                                      2,989,781
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 2.9%
AT&T Corp. ............................    30,081       661,782
Sprint Corp. ..........................     5,651       120,705
WorldCom, Inc. (a).....................    23,467       333,232
                                                    -----------
                                                      1,115,719
                                                    -----------
TOBACCO -- 2.3%
Philip Morris Cos., Inc. ..............    17,679       897,209
                                                    -----------
WASTE MANAGEMENT -- 0.4%
Waste Management, Inc. ................     5,000       154,100
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $39,205,898).........................              38,802,381
                                                    -----------
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $16)......................        16            16
                                                    -----------
TOTAL INVESTMENTS -- 99.9% (Cost
  $39,205,914).........................              38,802,397
OTHER ASSETS AND LIABILITIES -- 0.1%...                  40,039
                                                    -----------
NET ASSETS -- 100.0%...................             $38,842,436
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.6%
AEROSPACE/DEFENSE -- 0.7%
Newport News Shipbuilding, Inc.........     2,106   $   128,992
Orbital Sciences Corp. (a).............     2,360         9,157
                                                    -----------
                                                        138,149
                                                    -----------
AIR FREIGHT -- 1.3%
Cheap Tickets, Inc. (a)................     1,454        21,955
EGL, Inc. (a)..........................     2,178        38,028
Expeditors International of Washington,
  Inc..................................     3,134       188,037
                                                    -----------
                                                        248,020
                                                    -----------
AIRLINES -- 0.4%
SkyWest, Inc...........................     2,963        82,964
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.6%
Gentex Corp. (a).......................     4,452       124,077
                                                    -----------
BANKS (REGIONAL) -- 1.3%
Investors Financial Services Corp......     1,912       128,104
Silicon Valley Bancshares (a)..........     2,962        65,164
Southwest Bancorporation of Texas, Inc.
  (a)..................................     1,868        56,432
                                                    -----------
                                                        249,700
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.4%
Constellation Brands, Inc. (a).........     2,149        88,109
                                                    -----------
BIOTECHNOLOGY -- 8.3%
Alexion Pharmaceuticals, Inc. (a)......       954        22,896
Alliance Pharmaceutical Corp. (a)......     3,078         6,925
Aviron (a).............................     1,838       104,766
Biosite Diagnostics, Inc. (a)..........       814        36,467
Cell Genesys, Inc. (a).................     2,045        41,922
Cephalon, Inc. (a).....................     2,983       210,301
COR Therapeutics, Inc. (a).............     3,332       101,626
CV Therapeutics, Inc. (a)..............       980        55,860
Enzo Biochem, Inc. (a).................     1,365        46,819
Enzon, Inc. (a)........................     2,513       157,062
Gene Logic, Inc. (a)...................     1,592        34,706
Genome Therapeutics Corp. (a)..........     1,351        20,049
Genzyme Transgenics Corp. (a)..........     1,170        11,630
Hyseq, Inc. (a)........................       821         9,441
Immunomedics, Inc. (a).................     2,309        49,413
Incyte Genomics, Inc. (a)..............     3,952        96,903
Lexicon Genetics, Inc. (a).............     1,519        18,987
Maxim Pharmaceuticals, Inc. (a)........     1,441         9,093
Myriad Genetics, Inc. (a)..............     1,324        83,836
Nabi (a)...............................     2,239        17,778
Northfield Laboratories, Inc. (a)......       725        11,883
NPS Pharmaceuticals, Inc. (a)..........     1,789        71,918
Organogenesis, Inc. (a)................     2,046        15,140
OSI Pharmaceuticals, Inc. (a)..........     2,083       109,545
Pharmacyclics, Inc. (a)................       964        32,680
Regeneron Pharmaceuticals, Inc. (a)....     1,760        60,984
SangStat Medical Corp. (a).............     1,178        19,296
SuperGen, Inc. (a).....................     1,740        25,630
Transkaryotic Therapies, Inc. (a)......     1,109        32,660
Trimeris, Inc. (a).....................     1,040        52,073
XOMA, Ltd. (a).........................     3,962        67,592
                                                    -----------
                                                      1,635,881
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
BROADCASTING (TV, RADIO & CABLE) -- 1.1%
Comcast Corp. (Class A) (a)............     1,315   $    56,479
Cox Radio, Inc. (Class A) (a)..........     2,443        68,038
Pegasus Communications Corp. (a).......     2,186        49,185
RCN Corp. (a)..........................     3,643        20,000
Sirius Satellite Radio, Inc. (a).......     2,599        31,682
                                                    -----------
                                                        225,384
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.6%
AirGate PCS, Inc. (a)..................       790        41,080
Leap Wireless International, Inc.
  (a)..................................     2,034        61,630
Rural Celluar Corp. (Class A) (a)......       631        28,584
TeleCorp PCS, Inc. (Class A) (a).......     7,321       141,808
United States Cellular Corp. (a).......       914        52,692
                                                    -----------
                                                        325,794
                                                    -----------
CHEMICALS SPECIALTY -- 0.1%
MacDermid, Inc.........................     1,393        25,074
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 3.2%
AudioCodes, Ltd. (a)...................     2,378        16,812
Audiovox Corp. (Class A) (a)...........       921        10,223
Avanex Corp. (a).......................     1,779        17,256
Cable Design Technologies Corp. (a)....     2,624        42,404
Digital Lightwave, Inc. (a)............       754        27,868
Ditech Communications Corp. (a)........     1,825        13,541
Harmonic, Inc. (a).....................     3,468        34,680
Inter-Tel, Inc.........................     1,240        14,768
International FiberCom, Inc. (a).......     2,132         5,330
Loral Space & Communications Ltd.
  (a)..................................    19,922        55,782
Netro Corp. (a)........................     2,114         8,963
Next Level Communications, Inc. (Class
  A) (a)...............................     1,282         8,654
NMS Communications Corp. (a)...........     2,211        15,477
Proxim, Inc. (a).......................     1,636        23,068
REMEC, Inc. (a)........................     2,673        33,145
Sawtek, Inc. (a).......................     2,019        47,507
SonicWall, Inc. (a)....................     3,098        78,101
Terayon Communication Systems, Inc
  (a)..................................     3,707        22,687
TyCom, Ltd. (a)........................     4,112        70,726
UTStarcom, Inc. (a)....................     3,049        71,042
Wireless Facilities, Inc. (a)..........       895         5,818
                                                    -----------
                                                        623,852
                                                    -----------
COMPUTERS (HARDWARE) -- 1.2%
Auspex Systems, Inc. (a)...............     2,049        14,630
Avici Systems, Inc. (a)................     1,804        15,460
Computer Network Technology Corp.
  (a)..................................     1,809        19,194
Concurrent Computer Corp. (a)..........     3,282        22,974
Copper Mountain Networks, Inc. (a).....     3,144        12,890
Echelon Corp. (a)......................     2,018        62,074
Handspring, Inc. (a)...................     3,922        30,199
National Instruments Corp. (a).........     1,795        58,248
                                                    -----------
                                                        235,669
                                                    -----------
COMPUTERS (NETWORKING) -- 0.1%
McDATA Corp. (Class B) (a).............     1,140        24,898
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.5%
Advanced Digital Information Corp.
  (a)..................................     3,738        64,667
CacheFlow, Inc. (a)....................     1,789         8,820
Iomega Corp. (a).......................    14,796        35,362

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
M-Systems Flash Disk Pioneers, Ltd.
  (a)..................................     1,595   $    11,325
Maxtor Corp. (a).......................    11,797        61,934
MICROS Systems, Inc. (a)...............     1,040        22,880
Read-Rite Corp. (a)....................     6,291        33,531
Wave Systems Corp. (Class A) (a).......     2,996        16,089
Western Digital Corp. (a)..............    10,638        42,552
                                                    -----------
                                                        297,160
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 16.3%
ACTV, Inc. (a).........................     2,582         8,598
Acuate Corp. (a).......................     3,216        30,713
Aether Systems, Inc. (a)...............     1,524        13,487
Agile Software Corp. (a)...............     2,393        40,681
Akamai Technologies, Inc. (a)..........     4,641        42,581
Answerthink, Inc. (a)..................     2,458        24,556
Art Technology Group, Inc. (a).........     3,293        19,099
Aspen Technology, Inc. (a).............     1,834        44,383
At Home Corp. (Series A) (a)...........    15,650        33,491
Avant! Corp. (a).......................     2,248        29,898
Aware, Inc. (a)........................     1,125        10,125
Cambridge Technology Partners, Inc.
  (a)..................................     2,943        10,418
Clarent Corp. (a)......................     2,029        18,647
Clarus Corp. (a).......................       966         5,941
CMGI, Inc. (a).........................    16,085        48,255
CNET Networks, Inc. (a)................     6,402        83,226
Covansys Corp. (a).....................     1,714        19,368
Dendrite International, Inc. (a).......     2,174        24,131
Digex, Inc. (a)........................     1,317        17,121
Documentum, Inc. (a)...................     2,206        28,502
E.piphany, Inc. (a)....................     4,237        43,048
Earthlink, Inc. (a)....................     7,071        99,701
Entrust Technologies, Inc. (a).........     2,677        18,980
F5 Networks, Inc. (a)..................       980        17,219
Foundry Networks, Inc. (a).............     4,432        88,551
GoTo.com, Inc. (a).....................     2,189        42,576
HNC Software, Inc......................     2,082        52,050
Hyperion Solutions Corp. (a)...........     1,924        28,860
IMRglobal Corp. (a)....................     2,109        23,051
Infonet Services Corp. (a).............     4,538        38,573
InfoSpace, Inc. (a)....................    14,362        55,150
Inktomi Corp. (a)......................     7,656        73,421
Internap Network Services Corp. (a)....     7,829        25,601
Intertrust Technologies Corp. (a)......     4,330         5,196
IntraNet Solutions, Inc. (a)...........     1,145        43,567
Kana Communications, Inc. (a)..........     9,099        18,562
Keynote Systems, Inc. (a)..............     1,419        15,538
Legato Systems, Inc. (a)...............     5,332        85,046
Liberate Technologies, Inc. (a)........     3,697        40,482
Macrovision Corp. (a)..................     2,563       175,566
Manugistics Group, Inc. (a)............     3,403        85,415
MatrixOne, Inc. (a)....................     2,468        57,233
MicroStrategy, Inc. (Class A) (a)......     1,942         5,438
MRO Software, Inc. (a).................       960        15,168
Multex.com, Inc. (a)...................     1,793        29,136
NaviSite, Inc. (a).....................     3,602         5,223
Netegrity, Inc. (a)....................     1,850        55,500
NetIQ Corp. (a)........................     3,149        98,532
Networks Assocs, Inc. (a)..............     8,260       102,837
Nuance Communications, Inc. (a)........     1,698        30,598

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
OpenTV Corp. (a).......................     2,144   $    30,123
Packeteer, Inc. (a)....................     1,185        14,848
Perot Systems Corp. (Class A) (a)......     3,853        69,739
Pharmacopeia, Inc. (a).................     1,274        30,576
Portal Software, Inc (a)...............     7,506        31,000
Priceline.com, Inc. (a)................     5,601        50,689
Puma Technologies, Inc. (a)............     2,736         8,208
PurchasePro.com, Inc. (a)..............     3,463         5,125
RadiSys Corp. (a)......................       924        21,113
RealNetworks, Inc. (a).................     6,345        74,554
Red Hat, Inc. (a)......................     4,834        19,336
Remedy Corp. (a).......................     1,688        58,742
Retek, Inc. (a)........................     2,923       140,129
S1 Corp. (a)...........................     3,214        44,996
Sanchez Computer Associates, Inc.
  (a)..................................       835        11,064
SCM Microsystems, Inc. (a).............       900         9,360
SeeBeyond Technology Corp. (a).........     3,823        60,786
SERENA Software, Inc. (a)..............     1,324        48,114
SilverStream Software, Inc. (a)........       995         7,015
SpeechWorks International, Inc. (a)....     1,199        18,824
StarBase Corp. (a).....................     4,225        15,421
StarMedia Network, Inc. (a)............     3,622         6,737
StorageNetworks, Inc. (a)..............     3,338        56,713
Take-Two Interactive Software, Inc.
  (a)..................................     1,996        37,026
THQ, Inc. (a)..........................     1,278        76,207
TIBCO Software, Inc. (a)...............     3,913        49,969
Transaction Systems Architects, Inc.
  (Class A) (a)........................     2,062        31,961
USinternetworking, Inc. (a)............     7,005         8,406
VA Linux Systems, Inc. (a).............     2,444         8,554
Verity, Inc. (a).......................     2,078        41,456
VerticalNet, Inc. (a)..................     4,430        11,031
Viant Corp. (a)........................     2,909         5,440
Vitria Technology, Inc.................     5,446        18,734
WatchGuard Technologies, Inc. (a)......     1,375        14,094
webMethods, Inc. (a)...................     2,123        44,965
ZixIt Corp. (a)........................       942         8,619
                                                    -----------
                                                      3,218,713
                                                    -----------
CONSUMER FINANCE -- 0.8%
Metris Cos., Inc.......................     3,782       127,491
NextCard, Inc. (a).....................     2,374        26,233
                                                    -----------
                                                        153,724
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
Blyth, Inc.............................     2,073        53,297
Fossil, Inc. (a).......................       995        20,646
                                                    -----------
                                                         73,943
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.6%
Allscripts Heathcare Solutions, Inc.
  (a)..................................     1,483        13,347
Patterson Dental Co. (a)...............     3,753       123,849
Performance Food Group Co. (a).........     2,034        61,488
Priority Healthcare Corp. (Class B)
  (a)..................................     1,944        54,976
Scios, Inc. (a)........................     2,387        59,699
                                                    -----------
                                                        313,359
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.5%
Benchmark Electronics, Inc. (a)........     1,064        25,919
C&D Technologies, Inc..................     1,579        48,949
C-COR.net Corp. (a)....................     1,971        23,652

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Plexus Corp. (a).......................     2,468   $    81,444
Plug Power, Inc. (a)...................       664        14,296
Technitrol, Inc........................     1,855        48,230
Three-Five Systems, Inc. (a)...........     1,290        23,194
Viasystems Group, Inc. (a).............     4,243        12,771
Vicor Corp. (a)........................     1,229        20,033
                                                    -----------
                                                        298,488
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a).....................     3,578        37,569
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 2.1%
Alpha Industries, Inc. (a).............     2,608        77,067
Aurora Biosciences Corp. (a)...........     1,358        42,098
Caliper Technologies Corp. (a).........     1,435        30,207
Cytyc Corp. (a)........................     6,900       159,045
Molecular Devices Corp. (a)............     1,006        20,170
Orbotech Ltd. (a)......................     1,909        65,975
Trimble Navigation, Ltd. (a)...........     1,470        28,650
                                                    -----------
                                                        423,212
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 3.3%
ANADIGICS, Inc. (a)....................     1,794        41,262
Centillium Communications, Inc. (a)....     1,503        37,184
Cirrus Logic, Inc. (a).................     4,341        99,973
DSP Group, Inc. (a)....................     1,448        31,060
hi/fn, Inc. (a)........................       623         9,426
Kopin Corp. (a)........................     3,898        47,322
New Focus, Inc. (a)....................     3,723        30,715
Oak Technology, Inc. (a)...............     2,988        31,643
Oplink Communications, Inc. (a)........     7,495        28,106
PLX Technology, Inc. (a)...............     1,002         8,507
Semtech Corp. (a)......................     4,152       124,560
Silicon Image, Inc. (a)................     2,834        14,170
Silicon Laboratories, Inc. (a).........       875        19,338
Silicon Storage Technology, Inc. (a)...     4,792        48,543
SONICblue, Inc. (a)....................     4,568        15,074
Virata Corp. (a).......................     3,588        42,518
Zoran Corp. (a)........................     1,049        31,176
                                                    -----------
                                                        660,577
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.8%
Dycom Industries, Inc. (a).............     2,572        58,976
EMOR Group, Inc. (a)...................       553        19,991
MasTec, Inc. (a).......................     1,648        21,754
SBA Communications Corp. (a)...........     2,494        61,726
                                                    -----------
                                                        162,447
                                                    -----------
ENTERTAINMENT -- 0.3%
Metro-Goldwyn-Mayer, Inc...............     2,393        54,201
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.7%
Asyst Technologies, Inc. (a)...........     2,103        28,390
Brooks Automation, Inc. (a)............       974        44,901
Cymer, Inc. (a)........................     1,833        46,357
DuPont Photomasks, Inc. (a)............       719        34,692
EMCORE Corp. (a).......................     1,565        48,124
LTX Corp. (a)..........................     2,864        73,204
SpeedFam-IPEC, Inc. (a)................     1,432         4,568
Veeco Instruments, Inc. (a)............     1,390        55,252
                                                    -----------
                                                        335,488
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
FINANCIAL (DIVERSIFIED) -- 1.7%
CompuCredit Corp. (a)..................       952   $    10,520
Markel Corp. (a).......................       481        94,517
Pinnacle Holdings, Inc. (a)............     2,539        15,259
SEI Investments Co.....................     4,771       226,145
                                                    -----------
                                                        346,441
                                                    -----------
FOODS -- 1.4%
American Italian Pasta Co. (Class A)
  (a)..................................     1,045        48,488
Dreyer's Grand Ice Cream, Inc..........     1,094        30,523
Hain Celestial Group, Inc. (a).........     1,645        36,190
Suiza Foods Corp. (a)..................     1,650        87,615
The Earthgrains Co.....................     2,549        66,274
                                                    -----------
                                                        269,090
                                                    -----------
FOOTWEAR -- 0.3%
Kenneth Cole Productions, Inc. (Class
  A) (a)...............................       604        12,171
The Timberland Co. (Class A) (a).......     1,312        51,837
                                                    -----------
                                                         64,008
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.5%
Aztar Corp. (a)........................     2,259        27,334
Ticketmaster Online-CitySearch, Inc.
  (Class B) (a)........................     4,662        68,997
                                                    -----------
                                                         96,331
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.5%
Meridian Gold, Inc. (a)................     4,473        35,561
Stillwater Mining Co. (a)..............     2,313        67,655
                                                    -----------
                                                        103,216
                                                    -----------
HARDWARE & TOOLS -- 0.4%
The Scotts Co. (Class A) (a)...........     1,718        71,211
                                                    -----------
HEALTH CARE (DRUGS) -- 0.7%
Medicis Pharmaceutical Corp. (Class A)
  (a)..................................     1,800        95,400
Noven Pharmaceuticals, Inc. (a)........     1,329        52,097
                                                    -----------
                                                        147,497
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.9%
Cell Pathways, Inc. (a)................     1,790        11,331
Cell Therapeutics, Inc. (a)............     1,708        47,209
Columbia Laboratories, Inc. (a)........     1,589        12,855
Cubist Pharmaceuticals, Inc. (a).......     1,679        63,802
Emisphere Technologies, Inc. (a).......       969        30,524
EntreMed, Inc. (a).....................     1,088        17,408
Guilford Pharmaceuticals, Inc. (a).....     1,533        52,122
ICOS Corp. (a).........................     2,873       183,872
Inhale Therapeutic Systems, Inc. (a)...     3,092        71,116
Kos Pharmaceuticals, Inc. (a)..........     1,128        41,962
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................     3,133        35,403
SICOR, Inc. (a)........................     3,823        88,311
Tularik, Inc. (a)......................     2,193        56,645
United Therapeutics Corp. (a)..........     1,010        13,483
ViroPharma, Inc. (a)...................     1,119        38,046
                                                    -----------
                                                        764,089
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
Province Healthcare Co. (a)............     1,759        62,075
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HEALTH CARE (MANAGED CARE) -- 1.6%
Oxford Health Plans, Inc. (a)..........     5,941   $   169,913
Trigon Healthcare, Inc. (a)............     2,192       142,151
                                                    -----------
                                                        312,064
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 2.6%
ArthroCare Corp. (a)...................     1,325        34,649
Cyberonics, Inc. (a)...................     1,083        18,303
Cygnus, Inc. (a).......................     1,696        17,384
DENTSPLY International, Inc............     2,739       121,475
I-STAT Corp. (a).......................       990        14,592
Imatron, Inc. (a)......................     5,487        10,974
Novoste Corp. (a)......................       969        24,709
PolyMedica Corp. (a)...................       803        32,521
ResMed, Inc. (a).......................     1,634        82,599
Sunrise Technologies International,
  Inc. (a).............................     3,173         3,903
Syncor International Corp. (a).........     1,468        45,508
Theragenics Corp. (a)..................     1,773        19,804
Visible Genetics, Inc. (a).............       921        22,887
VISX, Inc. (a).........................     3,394        65,674
                                                    -----------
                                                        514,982
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 4.0%
AdvancePCS (a).........................     1,410        90,310
American Superconductor Corp. (a)......     1,144        29,515
CuraGen Corp. (a)......................     2,299        83,684
FuelCell Energy, Inc. (a)..............     1,730        39,946
Impath, Inc. (a).......................       959        42,484
Lincare Holdings, Inc. (a).............     6,456       193,744
Maxygen, Inc. (a)......................     1,644        31,894
Orthodontics Centers of America, Inc.
  (a)..................................     2,483        75,458
PAREXEL International Corp. (a)........     1,486        28,977
Pharmaceutical Product Development,
  Inc. (a).............................     2,734        83,414
Renal Care Group, Inc. (a).............     2,848        93,671
                                                    -----------
                                                        793,097
                                                    -----------
HOMEBUILDING -- 0.8%
Catellus Development Corp. (a).........     4,957        86,500
KB HOME................................     2,113        63,749
                                                    -----------
                                                        150,249
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.4%
Ethan Allen Interiors, Inc.............     2,248        73,060
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.5%
Ameritrade Holding Corp. (Class A)
  (a)..................................     6,738        53,635
Interactive Data Corp. (a).............     2,088        18,792
TD Waterhouse Group, Inc. (a)..........     2,599        28,407
                                                    -----------
                                                        100,834
                                                    -----------
INVESTMENT MANAGEMENT -- 1.0%
Affiliated Managers Group, Inc. (a)....     1,245        76,567
Eaton Vance Corp.......................     3,505       121,974
                                                    -----------
                                                        198,541
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.5%
Bally Total Fitness Holding Corp.
  (a)..................................     1,734        51,344
International Speedway Corp. (Class
  A)...................................     1,164        48,888
JAKKS Pacific, Inc. (a)................     1,084        20,271

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Monaco Coach Corp. (a).................     1,138   $    37,781
Six Flags, Inc. (a)....................     5,516       116,057
Winnebago Industries, Inc..............       754        23,185
                                                    -----------
                                                        297,526
                                                    -----------
LODGING (HOTELS) -- 0.4%
Extended Stay America, Inc. (a)........     5,722        85,830
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.5%
MSC Industrial Direct Co., Inc. (Class
  A) (a)...............................     2,149        37,393
Presstek, Inc. (a).....................     1,760        21,120
The Manitowoc Co., Inc.................     1,455        42,922
                                                    -----------
                                                        101,435
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.9%
Astec Industries, Inc. (a).............       914        15,767
CTS Corp...............................     1,668        34,194
Dionex Corp. (a).......................     1,329        44,189
Roper Industries, Inc..................     1,840        76,820
Valence Technology, Inc. (a)...........     1,549         9,960
                                                    -----------
                                                        180,930
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.2%
Western Gas Resources, Inc.............     1,254        40,880
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
United Stationers, Inc. (a)............     1,999        63,088
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 3.1%
Atwood Oceanics, Inc. (a)..............       730        25,623
Helmerich & Payne, Inc.................     3,213        99,025
Key Energy Services, Inc. (a)..........     6,056        65,647
Marine Drilling Cos., Inc. (a).........     3,523        67,324
Parker Drilling Co. (a)................     5,531        35,951
Pride International, Inc. (a)..........     4,417        83,923
SEACOR SMIT, Inc. (a)..................     1,139        53,237
Superior Energy Services, Inc. (a).....     2,964        23,416
Varco International, Inc. (a)..........     5,449       101,406
Veritas DGC, Inc. (a)..................     1,909        52,975
                                                    -----------
                                                        608,527
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.9%
Chesapeake Energy Corp. (a)............     8,755        59,534
Evergreen Resources, Inc. (a)..........       855        32,490
Forest Oil Corp........................     1,885        52,780
Louis Dreyfus Natural Gas Corp. (a)....     1,389        48,407
Stone Energy Corp. (a).................     1,468        65,032
The Meridian Resource Corp. (a)........     2,494        17,882
Tom Brown, Inc. (a)....................     1,784        42,816
Vintage Petroleum, Inc.................     3,187        59,597
                                                    -----------
                                                        378,538
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.1%
Pope & Talbot, Inc.....................       775        10,005
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.0%
Concord Camera Corp. (a)...............     1,634         9,641
                                                    -----------
PUBLISHING -- 0.3%
Meredith Corp..........................     1,785        63,921
                                                    -----------
RESTAURANTS -- 1.5%
CEC Entertainment, Inc. (a)............     1,678        82,809
Jack in the Box, Inc. (a)..............     2,319        60,526

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Papa John's International, Inc. (a)....       969   $    24,564
Sonic Corp. (a)........................     1,584        50,261
The Cheesecake Factory, Inc. (a).......     2,670        75,561
                                                    -----------
                                                        293,721
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.6%
Ross Stores, Inc.......................     4,836       115,822
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.6%
Insight Enterprises, Inc. (a)..........     2,359        57,795
Stamps.com, Inc. (a)...................     2,746        10,298
ValueVision International, Inc. (Class
  A) (a)...............................     2,316        50,373
                                                    -----------
                                                        118,466
                                                    -----------
RETAIL (SPECIALTY) -- 2.4%
Barnes & Noble, Inc. (a)...............     3,017       118,719
Claire's Stores, Inc...................     2,219        42,960
Genesco, Inc. (a)......................     1,314        44,150
Guitar Center, Inc. (a)................     1,324        27,976
Linen 'n Things, Inc. (a)..............     2,433        66,470
O'Reilly Automotive, Inc. (a)..........     2,499        71,721
Williams-Sonoma, Inc. (a)..............     2,708       105,125
                                                    -----------
                                                        477,121
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 1.1%
American Eagle Outfitters, Inc. (a)....     2,478        87,325
AnnTaylor Stores Corp. (a).............     1,728        61,862
Pacific Sunwear of California, Inc.
  (a)..................................     1,949        43,716
The Children's Place Retail Stores,
  Inc. (a).............................       739        19,805
                                                    -----------
                                                        212,708
                                                    -----------
RETAIL STORES (DRUG STORE) -- 1.3%
Duane Reade, Inc. (a)..................     1,114        36,205
Rite Aid Corp..........................    23,643       212,787
                                                    -----------
                                                        248,992
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Krispy Kreme Doughnuts, Inc. (a).......     2,624       104,960
Wild Oats Markets, Inc. (a)............     1,319        13,731
                                                    -----------
                                                        118,691
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.1%
Net.B@nk, Inc. (a).....................     1,654        18,690
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.0%
ADVO, Inc. (a).........................     1,218        41,595
Catalina Marketing Corp. (a)...........     3,149        96,076
Harte-Hanks, Inc.......................     2,319        57,418
                                                    -----------
                                                        195,089
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 3.0%
Copart, Inc. (a).......................     2,393        69,995
DeVry, Inc. (a)........................     3,642       131,549
DiamondCluster International, Inc.
  (a)..................................     1,343        17,096
Digital Island, Inc. (a)...............     5,018        17,162
eLoyalty Corp. (a).....................     2,836         2,836
FreeMarkets, Inc. (a)..................     2,172        43,440
Getty Images, Inc. (a).................     2,419        63,523
IGEN International, Inc. (a)...........       665        17,290
Learning Tree International, Inc.
  (a)..................................       745        17,105
NCO Group, Inc. (a)....................     1,419        43,890

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Pre-Paid Legal Services, Inc. (a)......     1,280   $    28,160
Sunrise Assisted Living, Inc. (a)......     1,130        29,662
Sylvan Learning Systems, Inc. (a)......     2,093        50,860
TeleTech Holdings, Inc. (a)............     2,019        18,151
The Profit Recovery Group
  International, Inc. (a)..............     2,593        29,716
Universal Access, Inc. (a).............     3,543        21,967
                                                    -----------
                                                        602,402
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 1.0%
Digital River, Inc. (a)................     1,423         6,404
Globix Corp. (a).......................     2,184         4,390
GoAmerica, Inc. (a)....................     3,250         6,890
Keane, Inc. (a)........................     2,919        64,218
MedQuist, Inc. (a).....................     2,204        65,415
Sapient Corp. (a)......................     4,886        47,638
                                                    -----------
                                                        194,955
                                                    -----------
SERVICES (DATA PROCESSING) -- 2.3%
CSG Systems International, Inc. (a)....     2,994       173,652
Global Payments, Inc...................     2,173        65,407
National Data Corp.....................     2,013        65,221
NOVA Corp. (a).........................     3,922       123,347
ProBusiness Services, Inc. (a).........     1,070        28,409
                                                    -----------
                                                        456,036
                                                    -----------
SERVICES (ENVIRONMENTAL) -- 0.3%
Tetra Tech, Inc. (a)...................     2,463        66,994
                                                    -----------
SHIPPING -- 0.0%
American Classic Voyages Co. (a).......     1,231         3,668
                                                    -----------
STEEL -- 0.3%
Bethlehem Steel Corp. (a)..............     7,877        15,911
Maverick Tube Corp. (a)................     2,024        34,307
                                                    -----------
                                                         50,218
                                                    -----------
TELEPHONE -- 0.1%
IDT Corp. (Class B) (a)................     2,438        26,818
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 1.4%
Adelphia Business Solutions, Inc.
  (Class A) (a)........................     1,817         7,450
Covad Communications Group, Inc. (a)...    11,142        11,253
Focal Communications Corp. (a).........     1,555         3,670
IDT Corp. (Class B) (a)................     1,438        19,413
ITC/ \DeltaCom, Inc. (a)...............     2,672        10,688
Mpower Communications Corp.............     3,100         2,945
Network Plus Corp. (a).................     2,504         6,786
Talk America Holdings, Inc. (a)........     4,375         4,112
Time Warner Telecom, Inc. (Class A)
  (a)..................................     2,519        84,437
Williams Communications Group, Inc.
  (a)..................................    29,342        86,559
XO Communications, Inc. (a)............    16,015        30,749
                                                    -----------
                                                        268,062
                                                    -----------
TEXTILES (APPAREL) -- 0.2%
Quiksilver, Inc. (a)...................     1,363        34,075
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.5%
Mohawk Industries, Inc. (a)............     2,539        89,373
                                                    -----------
TEXTILES (SPECIALTY) -- 0.0%
Uniroyal Technology Corp. (a)..........     1,004         8,534
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
TRUCKING -- 0.5%
Landstar Systems, Inc. (a).............       510   $    34,690
Swift Transportation Co., Inc. (a).....     3,449        66,428
                                                    -----------
                                                        101,118
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Stericycle, Inc. (a)...................       865        40,612
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $19,636,860)...................              19,705,723
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $52)......................        52   $        52
                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $19,636,912)...................              19,705,775
OTHER ASSETS AND LIABILITIES -- 0.4%...                  88,637
                                                    -----------
NET ASSETS -- 100.0%...................             $19,794,412
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 1.1%
AAR Corp. ............................      2,022   $    34,576
Alliant Techsystems, Inc. (a).........      1,177       105,812
Precision Castparts Corp. ............      4,014       150,204
                                                    -----------
                                                        290,592
                                                    -----------
AGRICULTURE -- 0.7%
Corn Products International, Inc. ....      2,742        87,744
Universal Corp. ......................      2,241        88,878
                                                    -----------
                                                        176,622
                                                    -----------
AIR FREIGHT -- 0.2%
Airborne, Inc. .......................      3,900        45,201
                                                    -----------
AIRLINES -- 0.9%
AirTran Holdings, Inc. (a)............      5,587        58,664
Alaska Air Group, Inc. (a)............      2,186        63,175
Northwest Airlines Corp. (Class A)
  (a).................................      4,300       108,575
                                                    -----------
                                                        230,414
                                                    -----------
AUTO PARTS & EQUIPMENT -- 3.0%
Actuant Corp. ........................        600         9,870
ArvinMeritor, Inc. ...................      5,435        90,982
BorgWarner, Inc. .....................      2,137       106,038
Cooper Tire & Rubber Co. .............      5,967        84,731
Federal-Mogul Corp. ..................      4,911         8,300
Modine Manufacturing Co. .............      2,081        57,394
Snap-on, Inc. ........................      4,766       115,147
Superior Industries International,
  Inc. ...............................      1,585        60,705
Tower Automotive, Inc. (a)............      3,702        37,946
Visteon Corp. ........................     10,914       200,599
                                                    -----------
                                                        771,712
                                                    -----------
BANKS (REGIONAL) -- 9.5%
AMCORE Financial, Inc. ...............      2,150        51,686
BancWest Corp. .......................      4,390       151,016
BSB Bancorp, Inc. ....................        889        20,491
Chittenden Corp. .....................      2,097        70,564
Citizens Banking Corp. ...............      3,258        95,297
City National Corp. ..................      3,414       151,206
Colonial Bancgroup, Inc. .............      8,766       126,055
Commercial Federal Corp. .............      4,283        98,937
Community First Bankshares, Inc. .....      3,462        79,626
Cullen/Frost Bankers, Inc. ...........      4,274       144,675
First Midwest Bancorp, Inc. ..........      3,210        99,029
FirstMerit Corp. .....................      6,040       159,456
Fulton Financial Corp. ...............      6,295       128,796
GBC Bancorp...........................        937        26,751
Hudson United Bancorp.................      3,819        97,385
Old National Bancorp..................      4,600       121,440
Pacific Century Financial Corp. ......      6,667       171,942
Provident Bankshares Corp. ...........      2,322        57,911
Provident Financial Group, Inc. ......      2,510        82,629
Republic Bancorp, Inc. ...............      4,111        57,143
Sky Financial Group, Inc. ............      6,200       117,366
South Financial Group, Inc. ..........      3,530        66,646
Sterling Bancshares, Inc. ............      2,062        39,549
Trustmark Corp. ......................      4,887        99,304
UnionBanCal Corp. ....................      4,386       147,808
                                                    -----------
                                                      2,462,708
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BROADCASTING (TV, RADIO & CABLE) -- 0.1%
Hearst-Argyle Television, Inc. (a)....      1,300   $    26,000
                                                    -----------
BUILDING MATERIALS GROUP -- 0.4%
Elcor Chemical Corp. .................      1,400        28,350
Lafarge Corp. ........................      2,362        79,151
                                                    -----------
                                                        107,501
                                                    -----------
CHEMICALS -- 0.7%
Georgia Gulf Corp. ...................      2,400        37,200
Lyondell Chemical Co. ................      9,800       150,724
                                                    -----------
                                                        187,924
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
Olin Corp. ...........................      3,602        61,198
                                                    -----------
CHEMICALS SPECIALTY -- 3.1%
A. Schulman, Inc. ....................      2,397        32,360
Calgon Carbon Corp. ..................      2,900        22,765
Crompton Corp. .......................      9,353       101,948
Cytec Industries, Inc. (a)............      3,362       127,756
Ferro Corp. ..........................      2,898        63,205
H.B. Fuller Co. ......................      1,117        55,738
Lubrizol Corp. .......................      4,243       131,745
Millennium Chemicals, Inc. ...........      5,255        79,088
RPM, Inc. ............................      8,424        77,501
Valspar Corp. ........................      3,182       112,961
                                                    -----------
                                                        805,067
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.1%
Brightpoint, Inc. (a).................      4,800        13,920
EMS Technologies, Inc. (a)............        800        12,200
                                                    -----------
                                                         26,120
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.5%
Storage Technology Corp. (a)..........      8,700       119,712
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.3%
Intergraph Corp. (a)..................      3,800        58,520
Roxio, Inc. (a).......................      1,300        16,900
                                                    -----------
                                                         75,420
                                                    -----------
CONSTRUCTION -- 0.2%
Texas Industries, Inc. ...............      1,473        50,656
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.6%
American Greetings Corp. (Class A)....      5,270        57,970
Lancaster Colony Corp. ...............      2,600        85,748
                                                    -----------
                                                        143,718
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.6%
Ball Corp. ...........................      2,318       110,244
Crown Cork & Seal Co., Inc. ..........     10,400        39,000
                                                    -----------
                                                        149,244
                                                    -----------
CONTAINERS / PACKAGING (PAPER) -- 0.2%
Chesapeake Corp. .....................      1,225        30,319
Mail-Well, Inc. (a)...................      3,962        16,838
                                                    -----------
                                                         47,157
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
DISTRIBUTORS (FOOD & HEALTH) -- 1.2%
Fleming Cos., Inc. ...................      3,626   $   129,448
Henry Schein, Inc. (a)................      3,470       132,727
PSS World Medical, Inc. (a)...........      5,627        36,182
                                                    -----------
                                                        298,357
                                                    -----------
ELECTRIC COMPANIES -- 5.0%
ALLETE................................      5,623       126,517
Avista Corp. .........................      3,900        77,922
Cleco Corp. ..........................      3,690        83,948
Conectiv, Inc. .......................      6,928       149,645
El Paso Electric Co. (a)..............      4,326        69,173
Hawaiian Electric Industries, Inc. ...      2,798       106,884
IDACORP, Inc. ........................      3,054       106,524
OGE Energy Corp. .....................      6,435       145,495
Public Service Co. of New Mexico......      3,245       104,165
RSG Energy Group, Inc. ...............      2,833       106,237
Sierra Pacific Resources..............      6,467       103,407
Western Resources, Inc. ..............      5,599       120,378
                                                    -----------
                                                      1,300,295
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.9%
APW Ltd. (a)..........................      3,318        33,678
Checkpoint Systems, Inc. (a)..........      2,613        46,511
Cohu, Inc. ...........................      1,600        36,000
SLI, Inc. ............................      1,777        14,660
Thomas & Betts Corp. .................      4,814       106,245
                                                    -----------
                                                        237,094
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Pioneer Standard Electronics, Inc. ...      2,600        33,280
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 0.5%
Adaptec, Inc. ........................      8,200        81,508
ESS Technology, Inc. (a)..............      2,100        22,260
ON Semiconductor Corp. (a)............      3,900        17,745
                                                    -----------
                                                        121,513
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.5%
Jacobs Engineering Group, Inc. (a)....      1,970       128,503
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.5%
Axcelis Technologies, Inc. (a)........      8,100       119,880
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 14.8%
Allied Capital Corp. .................      7,555       174,898
Arden Realty, Inc. ...................      5,275       140,842
Brandywine Realty Trust...............      2,749        61,715
BRE Properties, Inc. (Class A)........      3,838       116,291
Camden Property Trust.................      3,306       121,330
Capital Automotive REIT...............      1,697        30,546
CarrAmerica Realty Corp. .............      2,900        88,450
CBL & Associates Properties, Inc. ....      1,697        52,081
Chelsea Property Group, Inc. .........      1,280        60,032
Colonial Properties Trust.............      1,072        33,018
Cousins Properties, Inc. .............      3,225        86,591
Developers Diversified Realty
  Corp. ..............................      4,094        75,248
Equity Inns, Inc. ....................      2,973        29,135
Federal Realty Investment Trust.......      3,302        68,483
FelCor Lodging Trust, Inc. ...........      3,198        74,833

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
First Industrial Realty Trust,
  Inc. ...............................      3,250   $   104,455
Franchise Finance Corp. of America....      4,100       102,951
General Growth Properties, Inc. ......      3,935       154,882
Glenborough Realty Trust, Inc. .......      2,009        38,774
Health Care Property Investors,
  Inc. ...............................      4,219       145,134
Health Care REIT, Inc. ...............      2,373        56,359
Healthcare Reality Trust, Inc. .......      3,370        88,631
Heller Financial, Inc. ...............      3,800       152,000
Highwoods Properties, Inc. ...........      4,551       121,284
Home Properties of New York, Inc. ....      1,501        45,180
Hospitality Properties Trust..........      4,383       124,916
HRPT Properties Trust.................     10,910       106,154
iStar Financial, Inc. ................      2,742        77,324
JDN Realty Corp. .....................      2,517        34,231
Kilroy Realty Corp. ..................      2,289        66,610
Koger Equity..........................      2,229        36,779
Macerich Co. .........................      2,854        70,779
Mack-Cali Realty Corp. ...............      4,695       133,714
Manufactured Home Communities,
  Inc. ...............................      1,601        44,988
Medallion Financial Corp. ............      1,213        12,433
MeriStar Hospitality Corp. ...........      3,678        87,353
Mills Corp. ..........................      1,877        46,174
Mutual Risk Management, Ltd. .........      3,358        29,886
Nationwide Health Properties, Inc. ...      3,798        76,720
Post Properties, Inc. ................      3,218       121,801
Prentiss Properties Trust.............      2,845        74,824
Reckson Associates Realty Corp. ......      3,502        80,546
RFS Hotel Investors, Inc. ............      2,017        31,848
Security Capital Group, Inc. (Class B)
  (a).................................      7,062       151,127
Shurgard Storage Centers, Inc. (Class
  A)..................................      2,309        72,156
SL Green Realty Corp. ................      2,009        60,893
Storage USA, Inc. ....................      1,293        46,548
                                                    -----------
                                                      3,810,947
                                                    -----------
FOODS -- 1.7%
Dean Foods Co. .......................      2,709       108,902
Dole Food Co., Inc. ..................      3,538        67,399
Flowers Foods, Inc. (a)...............      1,620        50,787
International Multifoods Corp. .......      1,581        32,806
Interstate Bakeries Corp. ............      2,400        38,400
Ralcorp Holdings, Inc. (a)............      2,500        46,850
Tyson Foods, Inc. (Class A)...........      9,794        90,202
                                                    -----------
                                                        435,346
                                                    -----------
FOOTWEAR -- 0.9%
Reebok International, Ltd. (a)........      4,398       140,516
Stride Rite Corp. ....................      3,362        28,577
Wolverine World Wide, Inc. ...........      3,810        68,085
                                                    -----------
                                                        237,178
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.6%
Mandalay Resort Group (a).............      5,300       145,220
                                                    -----------
HARDWARE & TOOLS -- 0.1%
WD-40 Co. ............................      1,236        27,736
                                                    -----------
HEATLH CARE (LONG TERM CARE) -- 1.0%
Manor Care, Inc. (a)..................      8,432       267,716
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HEALTH CARE (MANAGED CARE) -- 0.8%
Humana, Inc. (a)......................     13,291   $   130,917
US Oncology, Inc. (a).................      7,897        70,204
                                                    -----------
                                                        201,121
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.8%
Omnicare, Inc. .......................      7,772       156,994
Pediatrix Medical Group, Inc. (a).....      1,865        61,918
                                                    -----------
                                                        218,912
                                                    -----------
HOMEBUILDING -- 2.3%
Champion Enterprises, Inc. (a)........      3,686        41,947
Clayton Homes, Inc. ..................      8,200       128,904
Del Webb Corp. (a)....................      1,489        57,609
Fleetwood Enterprises, Inc. ..........      2,629        37,016
Lennar Corp. .........................      4,315       179,936
LNR Property Corp. ...................      2,013        70,455
Toll Brothers, Inc. (a)...............      2,113        83,062
                                                    -----------
                                                        598,929
                                                    -----------
HOUSEWARES -- 0.4%
Tupperware Corp. .....................      4,294       100,608
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
AmerUs Group Co. .....................      1,292        45,827
Nationwide Financial Services, Inc.
  (Class A)...........................      1,973        86,121
Presidential Life Corp. ..............      1,829        40,970
Reinsurance Group of America, Inc. ...      1,689        64,013
                                                    -----------
                                                        236,931
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.8%
Leucadia National Corp. ..............      2,785        90,373
StanCorp Financial Group, Inc. .......      2,566       121,603
                                                    -----------
                                                        211,976
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 7.3%
American Financial Group, Inc. .......      3,194        96,778
CNA Financial Corp. (a)...............      2,000        78,900
Everest Re Group, Ltd. ...............      3,762       281,398
Fidelity National Financial, Inc. ....      6,126       150,516
First American Corp. .................      4,626        87,616
Fremont General Corp. ................      5,006        32,539
HCC Insurance Holdings, Inc. .........      4,570       111,965
Horace Mann Educators Corp. ..........      3,338        71,934
Mercury General Corp. ................      2,157        75,430
Ohio Casualty Corp. ..................      4,598        59,544
Old Republic International Corp. .....      9,145       265,205
PartnerRe Ltd. .......................      1,800        99,720
RenaissanceRe Holdings Ltd. ..........      1,517       112,410
Selective Insurance Group, Inc. ......      2,057        54,881
Trenwick Group Ltd. ..................      3,065        70,250
Unitrin, Inc. ........................      4,093       157,171
W.R. Berkley Corp. ...................      2,100        86,982
                                                    -----------
                                                      1,893,239
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.7%
Jefferies Group, Inc. ................      1,773        57,445
Raymond James Financial, Inc. ........      3,338       102,143
Southwest Securities Group, Inc. .....      1,200        24,840
                                                    -----------
                                                        184,428
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
INVESTMENT MANAGEMENT -- 0.3%
American Capital Strategies, Ltd. ....      2,333   $    65,464
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.3%
Polaris Industries, Inc. .............      1,966        90,043
                                                    -----------
LODGING (HOTELS) -- 0.4%
La Quinta Properties, Inc. (a)........     11,906        61,673
Prime Hospitality Corp. (a)...........      3,566        42,257
                                                    -----------
                                                        103,930
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.9%
Kaydon Corp. .........................      2,500        64,125
Milacron, Inc. .......................      2,814        44,095
Terex Corp. (a).......................      2,286        48,463
Timken Co. ...........................      4,410        74,706
                                                    -----------
                                                        231,389
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.0%
Carlisle Cos., Inc. ..................      2,400        83,688
Crane Co. ............................      4,355       135,005
Esterline Technologies Corp. (a)......      1,701        36,997
Kaman Corp. (Class A).................      1,749        30,957
National Service Industries, Inc. ....      3,426        77,325
Stewart & Stevenson Services, Inc. ...      2,100        69,300
Trinity Industries, Inc. .............      3,114        63,837
U.S. Industries, Inc. ................      6,247        25,613
                                                    -----------
                                                        522,722
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.1%
Albany International Corp. (Class A)
  (a).................................      2,093        39,557
Briggs & Stratton Corp. ..............      1,729        72,791
Flowserve Corp. (a)...................      3,137        96,463
Ionics, Inc. (a)......................      1,400        44,100
Regal-Beloit Corp. ...................      1,765        36,712
Teleflex, Inc. .......................      2,800       123,200
Watts Industries, Inc. (Class A)......      1,501        25,442
York International Corp. .............      3,206       112,274
                                                    -----------
                                                        550,539
                                                    -----------
METAL FABRICATORS -- 1.2%
General Cable Corp. ..................      2,741        50,845
Kennametal, Inc. .....................      2,500        92,250
Mueller Industries, Inc. (a)..........      2,782        91,556
RTI International Metals, Inc. (a)....      1,600        24,400
Ryerson Tull, Inc. ...................      2,042        27,546
Wolverine Tube, Inc. (a)..............        873        14,466
                                                    -----------
                                                        301,063
                                                    -----------
NATURAL GAS (DISTRIBUTION/ PIPE LINE) -- 3.6%
AGL Resources, Inc. ..................      4,087        97,067
Equitable Resources, Inc. ............      5,400       179,874
Northwest Natural Gas Co. ............      2,078        51,742
NUI Corp. ............................      1,024        23,634
ONEOK, Inc. ..........................      3,866        76,160
Peoples Energy Corp. .................      2,953       118,711
Piedmont Natural Gas Co., Inc. .......      2,637        93,666
Questar Corp. ........................      6,716       166,288
Vectren Corp. ........................      5,600       115,920
                                                    -----------
                                                        923,062
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OFFICE EQUIPMENT & SUPPLIES -- 0.7%
HON Industries, Inc. .................      3,800   $    92,036
Steelcase, Inc. (Class A).............      1,708        20,411
Wallace Computer Services, Inc. ......      3,390        56,070
                                                    -----------
                                                        168,517
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.1%
Tesoro Petroleum Corp. (a)............      2,565        32,319
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Offshore Logistics, Inc. (a)..........      1,700        32,300
Seitel, Inc. (a)......................      1,977        25,899
                                                    -----------
                                                         58,199
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.5%
Ocean Energy, Inc. ...................     14,200       247,790
Pioneer Natural Resources Co. (a).....      7,600       129,580
                                                    -----------
                                                        377,370
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 1.0%
Pennzoil-Quaker State Co. ............      6,500        72,800
Valero Energy Corp. ..................      5,100       187,578
                                                    -----------
                                                        260,378
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.7%
Caraustar Industries, Inc. ...........      2,229        20,507
Louisiana-Pacific Corp. ..............      8,609       100,983
Plum Creek Timber Co., Inc. ..........      5,700       160,341
Rayonier, Inc. .......................      2,253       104,652
Wausau-Mosinee Paper Corp. ...........      3,462        44,625
                                                    -----------
                                                        431,108
                                                    -----------
PERSONAL CARE -- 0.3%
Alberto-Culver Co. (Class B)..........      1,850        77,774
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.0%
Polaroid Corp. .......................      3,600         9,360
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Hollinger Realty Trust, Inc. .........      4,371        60,101
                                                    -----------
RAILROADS -- 0.5%
Kansas City Southern Industries, Inc.
  (a).................................      4,900        77,420
Wisconsin Central Transportation Corp.
  (a).................................      3,197        53,486
                                                    -----------
                                                        130,906
                                                    -----------
RESTAURANTS -- 0.8%
Bob Evans Farms, Inc. ................      2,954        53,172
CBRL Group, Inc. .....................      4,631        78,495
IHOP Corp. (a)........................      1,597        42,879
Ryan's Family Steak Houses, Inc.
  (a).................................      2,614        32,022
                                                    -----------
                                                        206,568
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.2%
Hughes Supply, Inc. ..................      1,829        43,256
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Dillards, Inc. (Class A)..............      6,800       103,836
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.8%
Big Lots, Inc. (a)....................      9,333       127,676
Dress Barn, Inc. (a)..................      1,208        27,482
ShopKo Stores, Inc. (a)...............      2,261        16,460
Stein Mart, Inc. (a)..................      2,109        21,807
                                                    -----------
                                                        193,425
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RETAIL (SPECIALTY) -- 2.0%
Casey's General Stores, Inc. .........      3,863   $    50,219
Footstar, Inc. (a)....................      1,588        54,627
OfficeMax, Inc. (a)...................      6,988        25,786
Pep Boys-Manny, Moe & Jack............      4,106        46,110
PETsMART, Inc. (a)....................      7,344        51,775
Pier 1 Imports, Inc. .................      7,900        90,850
Trans World Entertainment Corp. (a)...      3,198        30,413
Venator Group, Inc. (a)...............     11,500       175,950
                                                    -----------
                                                        525,730
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
Talbots, Inc. ........................      2,066        90,388
The Cato Corp. (Class A)..............      1,200        23,424
                                                    -----------
                                                        113,812
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Longs Drug Stores Corp. ..............      2,085        44,932
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.1%
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................      1,400        20,720
                                                    -----------
SAVINGS & LOAN COMPANIES -- 7.2%
Anchor BanCorp Wisconsin, Inc. .......      1,789        28,445
Astoria Financial Corp. ..............      4,094       225,170
Bay View Capital Corp. ...............      2,537        18,977
Dime Community Bancshares.............        801        27,170
First Sentinel Bancorp, Inc. .........      2,414        32,758
Golden State Bancorp, Inc. ...........      6,242       192,254
Harbor Florida Bancshares, Inc. ......      1,922        36,806
Hudson City Bancorp, Inc. ............      4,000        92,360
Independence Community Bank Corp. ....      4,698        92,739
IndyMac Bancorp, Inc. (a).............      5,087       136,332
MAF Bancorp, Inc. ....................      1,889        57,992
OceanFirst Financial Corp. ...........        717        18,599
Ocwen Financial Corp. (a).............      3,274        33,558
Pacific Northwest Bancorp.............      1,300        27,560
People's Bank.........................      2,117        49,347
Richmond County Financial Corp. ......      1,785        66,973
Roslyn Bancorp, Inc. .................      4,711       123,899
Sovereign Bancorp, Inc. ..............     20,442       265,746
Staten Island Bancorp, Inc. ..........      2,485        69,207
Washington Federal, Inc. .............      4,753       116,544
Webster Financial Corp. ..............      4,095       134,234
                                                    -----------
                                                      1,846,670
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.8%
Chemed Corp. .........................        800        28,912
G & K Services, Inc. .................      1,600        43,040
Navigant Consulting Co. (a)...........      3,200        26,240
Pittston Brink's Group................      4,334        96,605
Regis Corp. ..........................      3,100        65,069
Service Corporation International
  (a).................................     23,733       150,942
Stewart Enterprises, Inc. (Class A)...      8,121        59,283
                                                    -----------
                                                        470,091
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
CACI International, Inc. (a)..........        900        42,300
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SERVICES (EMPLOYMENT) -- 0.3%
Computer Horizons Corp. (a)...........      2,600   $     8,086
Modis Professional Services, Inc.
  (a).................................      8,200        56,580
                                                    -----------
                                                         64,666
                                                    -----------
SHIPPING -- 0.3%
Alexander & Baldwin, Inc. ............      2,978        76,684
                                                    -----------
SPECIALTY PRINTING -- 0.4%
Banta Corp. ..........................      2,057        60,270
Bowne & Co., Inc. ....................      2,701        31,062
                                                    -----------
                                                         91,332
                                                    -----------
STEEL -- 1.1%
AK Steel Holding Corp. ...............      8,968       112,459
Allegheny Technologies, Inc. .........      5,503        99,549
Carpenter Technology Corp. ...........      1,593        46,659
Cleveland-Cliffs, Inc. ...............        808        14,948
                                                    -----------
                                                        273,615
                                                    -----------
TEXTILES (APPAREL) -- 0.6%
Kellwood Co. .........................      1,869        43,174
Nautica Enterprises, Inc. (a).........      2,457        50,196
Phillips-Van Heusen Corp. ............      2,233        32,155
Russell Corp. ........................      1,925        32,706
                                                    -----------
                                                        158,231
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.2%
Interface, Inc. (Class A).............      3,578        26,835
Springs Industries, Inc. (Class A)....        832        36,691
                                                    -----------
                                                         63,526
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
TEXTILES (SPECIALTY) -- 0.3%
Unifi, Inc. (a).......................      4,619   $    39,262
Wellman, Inc. ........................      2,600        46,540
                                                    -----------
                                                         85,802
                                                    -----------
TRUCKERS -- 1.1%
J.B. Hunt Transport Services, Inc. ...      1,705        32,395
Ryder Systems, Inc....................      4,655        91,238
USFreightways Corp....................      2,201        64,930
Werner Enterprises, Inc...............      2,770        67,172
Yellow Corp. (a)......................      1,954        37,087
                                                    -----------
                                                        292,822
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class A)
  (a).................................      1,922        24,025
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $21,623,449)..................               25,722,462
                                                    -----------
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $4,560)..................      4,560         4,560
                                                    -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $21,628,009)..................               25,727,022
OTHER ASSETS AND LIABILITIES --
  0.3%................................                   76,237
                                                    -----------
NET ASSETS -- 100.0%..................              $25,803,259
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
BERMUDA -- 1.7%
Tyco International Ltd. ...............     6,700   $   365,150
                                                    -----------
FINLAND -- 1.7%
Nokia OYJ ADR..........................    16,214       357,357
                                                    -----------
FRANCE -- 2.3%
Axa ADR................................     4,740       133,526
TotalFinaElf S.A. ADR..................     5,052       354,650
                                                    -----------
TOTAL FRANCE...........................                 488,176
                                                    -----------
GERMANY -- 3.0%
Allianz AG ADR (a).....................     4,920       145,189
DaimlerChrysler AG.....................     2,852       131,477
Deutsche Telekom AG ADR................     8,234       184,854
Siemens AG ADR (a).....................     2,880       178,243
                                                    -----------
TOTAL GERMANY..........................                 639,763
                                                    -----------
JAPAN -- 3.7%
Mitsubishi Tokyo Financial Group, Inc.
  ADR (a)..............................    19,716       166,798
Sony Corp. ADR.........................     2,896       190,557
Toyota Motor Corp. ADR.................     6,114       430,731
                                                    -----------
TOTAL JAPAN............................                 788,086
                                                    -----------
NETHERLANDS -- 2.8%
ING Groep N.V. ADR.....................     2,688       177,059
Royal Dutch Petroleum Co. (N.Y.
  Shares)..............................     7,282       424,322
                                                    -----------
TOTAL NETHERLANDS......................                 601,381
                                                    -----------
SWITZERLAND -- 5.5%
Credit Suisse Group....................       908       149,354
Nestle S.A. ...........................     1,380       293,437
Novartis AG ADR........................     8,986       324,844
Roche Holding AG.......................     2,400       173,003
UBS AG.................................     1,522       216,139
                                                    -----------
TOTAL SWITZERLAND......................               1,156,777
                                                    -----------
UNITED KINGDOM -- 11.9%
BP Amoco PLC ADR.......................    12,916       643,862
British Telecommunications PLC ADR.....     2,976       192,398
GlaxoSmithKline PLC ADR................    10,700       601,340
HSBC Holdings PLC ADR..................     6,312       378,089
Lloyds TSB Group PLC...................    19,178       192,165

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Vodafone Group PLC ADR.................    22,423   $   501,154
                                                    -----------
TOTAL UNITED KINGDOM...................               2,509,008
                                                    -----------
UNITED STATES -- 67.2%
American International Group, Inc. ....     6,892       592,712
AOL Time Warner, Inc. (a)..............    14,700       779,100
AT&T Corp. ............................    12,929       284,438
Bank of America Corp. .................     5,570       334,367
BellSouth Corp. .......................     6,408       258,050
Cisco Systems, Inc. (a)................    25,003       455,055
Citigroup, Inc. .......................    17,295       913,868
Exxon Mobil Corp. .....................    11,949     1,043,745
Ford Motor Co. ........................     6,066       148,920
General Electric Co....................    34,209     1,667,689
Intel Corp. ...........................    23,175       677,869
International Business Machines Corp.
  (IBM)................................     6,046       683,198
J.P. Morgan Chase & Co. ...............     6,833       304,752
Johnson & Johnson......................    10,328       516,400
Merck & Co., Inc. .....................     7,899       504,825
Microsoft Corp. (a)....................    15,809     1,154,057
Morgan Stanley Dean Witter & Co. ......     3,828       245,872
Pfizer, Inc. ..........................    21,800       873,090
Philip Morris Cos., Inc. ..............     7,608       386,106
SBC Communications, Inc. ..............    11,632       465,978
The Coca-Cola Co. .....................     7,900       355,500
The Procter & Gamble Co. ..............     4,454       284,165
The Walt Disney Co. ...................     7,140       206,275
Verizon Communications.................     9,310       498,085
Wal-Mart Stores, Inc. .................     9,474       462,331
WorldCom, Inc. ........................     9,932       141,034
                                                    -----------
TOTAL UNITED STATES....................              14,237,481
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $24,481,893)...................              21,143,179
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $24,481,893)...................              21,143,179
OTHER ASSETS AND LIABILITIES -- 0.2%...                  45,352
                                                    -----------
NET ASSETS -- 100.0%...................             $21,188,531
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
JUNE 30, 2001
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      3.4%      $   711,129
Banks (Money Center)........................................      4.9         1,028,607
Beverages (Non-Alcoholic)...................................      1.7           355,500
Cellular/Wireless Telecommunications........................      2.4           501,154
Communications Equipment....................................      1.7           357,357
Computers (Hardware)........................................      3.2           683,198
Computers (Networking)......................................      2.1           455,055
Computer Software/Services..................................      5.4         1,154,057
Electrical Equipment........................................      9.6         2,036,489
Electronics (Semiconductors)................................      3.2           677,869
Entertainment...............................................      4.7           985,375
Financial (Diversified).....................................      7.8         1,656,657
Foods.......................................................      1.4           293,437
Health Care (Drugs/Pharmaceuticals).........................     11.7         2,477,102
Health Care Diversified.....................................      2.4           516,400
Household Products (Non-Durable)............................      1.3           284,165
Insurance (Life/Health).....................................      1.5           310,584
Insurance (Multi-Line)......................................      3.5           737,901
Investment Management.......................................        1           216,139
Manufacturing (Diversified).................................      1.7           365,150
Oil (International Integrated)..............................     11.6         2,466,580
Retail (General Merchandising Chain)........................      2.2           462,331
Telephone...................................................      5.8         1,222,113
Telephone (Long Distance)...................................      3.8           802,724
Tobacco.....................................................      1.8           386,106
                                                                -----       -----------
         TOTAL..............................................     99.8%      $21,143,179
                                                                =====       ===========

See accompanying notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.3%
REAL ESTATE INVESTMENT TRUST -- 99.3%
Alexandria Real Estate Equities,
  Inc. ................................     2,305   $    91,739
AMB Property Corp. ....................    11,946       307,729
Amli Residential Properties Trust......     2,535        62,361
Apartment Investment & Management Co.
  (Class A)............................    10,328       497,810
Archstone Communities Trust............    17,015       438,647
Arden Realty, Inc. ....................     8,939       238,671
Associated Estates Realty Corp. .......     2,760        26,662
Avalonbay Communities, Inc. ...........     9,540       445,995
Bedford Property Investors, Inc. ......     2,514        52,668
Boston Properties, Inc. ...............    12,700       519,430
Boykin Lodging Co. ....................     2,436        31,424
Brandywine Realty Trust................     5,067       113,754
BRE Properties, Inc. (Class A).........     6,579       199,344
Cabot Industrial Trust.................     5,769       121,149
Camden Property Trust..................     5,735       210,475
CarrAmerica Realty Corp. ..............     8,731       266,295
CBL & Associates Properties, Inc. .....     3,558       109,195
Center Trust, Inc. ....................     3,795        17,609
CenterPoint Properties Corp. ..........     2,865       143,823
Charles E. Smith Residential Realty,
  Inc. ................................     3,195       160,229
Chateau Communities, Inc. .............     4,050       127,170
Chelsea Property Group, Inc. ..........     2,283       107,073
Colonial Properties Trust..............     2,946        90,737
Cornerstone Realty Income Trust,
  Inc. ................................     6,659        77,244
Corporate Office Properties Trust......     2,901        29,010
Cousins Properties, Inc. ..............     6,929       186,044
Crescent Real Estate Equities Co. .....    15,243       374,521
Crown American Realty Trust............     3,720        31,062
Developers Diversified Realty Corp. ...     7,694       141,416
Duke-Weeks Realty Corp. ...............    18,165       451,400
EastGroup Properties, Inc. ............     2,253        50,918
Equity Inns, Inc. .....................     5,229        51,244
Equity Office Properties Trust.........    43,660     1,380,966
Equity Residential Properties Trust....    18,855     1,066,250
Essex Property Trust, Inc. ............     2,649       131,258
Federal Realty Investment Trust........     5,619       116,538
FelCor Lodging Trust, Inc. ............     7,455       174,447
First Industrial Realty Trust, Inc. ...     5,580       179,341
First Union Real Estate Equity &
  Mortgage Investments.................     4,929        11,337
Gables Residential Trust...............     3,285        98,386
General Growth Properties, Inc. .......     7,419       292,012
Glenborough Realty Trust, Inc. ........     3,834        73,996
Glimcher Realty Trust..................     4,084        73,104
Great Lakes REIT, Inc. ................     2,376        43,267
Highwoods Properties, Inc. ............     7,553       201,287
Home Properties of New York, Inc. .....     3,063        92,196
Hospitality Properties Trust...........     7,919       225,692
Host Marriott Corp. ...................    32,922       412,183
Innkeepers USA Trust...................     4,935        59,121
IRT Property Co. ......................     4,302        46,849
JDN Realty Corp. ......................     4,650        63,240
JP Realty, Inc. .......................     2,274        55,713
Kilroy Realty Corp. ...................     3,859       112,297
Kimco Realty Corp. ....................     8,982       425,298
Koger Equity...........................     3,810        62,865

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Konover Property Trust, Inc. ..........     4,440   $    13,231
LaSalle Hotel Properties...............     2,612        46,546
Liberty Property Trust.................     9,956       294,698
Macerich Co. ..........................     4,754       117,899
Mack-Cali Realty Corp. ................     7,982       227,327
Manufactured Home Communities, Inc. ...     2,991        84,047
MeriStar Hospitality Corp. ............     6,221       147,749
Mid-America Apartment Communities,
  Inc. ................................     2,481        63,489
Mid-Atlantic Realty Trust..............     1,968        24,600
Mills Corp. ...........................     3,414        83,984
New Plan Excel Realty Trust............    12,281       187,899
Pan Pacific Retail Properties, Inc. ...     4,458       115,908
Parkway Properties, Inc. ..............     1,323        46,636
Pennsylvania Real Estate Investment
  Trust................................     1,935        47,795
Post Properties, Inc. .................     5,425       205,336
Prentiss Properties Trust..............     5,096       134,025
Prime Group Realty Trust...............     2,214        29,889
ProLogis Trust.........................    24,545       557,662
PS Business Parks, Inc. ...............     3,161        88,508
Public Storage, Inc. ..................    15,979       473,777
Reckson Associates Realty Corp. .......     6,504       149,592
Regency Centers Corp. .................     8,054       204,572
RFS Hotel Investors, Inc. .............     3,531        55,754
Rouse Co. .............................     9,659       276,730
Saul Centers, Inc. ....................     1,968        37,176
Shurgard Storage Centers, Inc. (Class
  A)...................................     4,221       131,906
Simon Property Group, Inc. ............    24,114       722,697
SL Green Realty Corp. .................     3,486       105,661
Sovran Self Storage, Inc. .............     1,704        46,638
Spieker Properties, Inc. ..............     9,466       567,487
Storage USA, Inc. .....................     3,843       138,348
Summit Properties, Inc. ...............     3,762       100,934
Sun Communities, Inc. .................     2,484        87,809
Tanger Factory Outlet Centers, Inc. ...     1,125        25,875
Taubman Centers, Inc. .................     7,004        98,056
Town & Country Trust...................     2,274        46,390
United Dominion Realty Trust, Inc. ....    14,291       205,076
Vornado Realty Trust...................    12,227       477,342
Washington Real Estate Investment
  Trust................................     5,082       120,138
Weingarten Realty Investors............     4,564       200,131
Winston Hotels, Inc. ..................     2,403        25,159
                                                    -----------
                                                     17,984,967
                                                    -----------
TOTAL REAL ESTATE INVESTMENT TRUST --
  (Cost $16,367,574)...................              17,984,967
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $16,367,574)...................              17,984,967
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $20,050)..................    20,050        20,050
                                                    -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $16,387,624)...................              18,005,017
OTHER ASSETS AND
  LIABILITIES -- 0.6%..................                 115,596
                                                    -----------
NET ASSETS -- 100.0%...................             $18,120,613
                                                    ===========

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY HIGH TECH 35 INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 7.7%
JDS Uniphase Corp. (a)................     45,227   $   565,338
Lucent Technologies, Inc..............    147,763       916,131
Motorola, Inc.........................    135,350     2,241,396
Nortel Networks Corp..................     67,162       610,503
Sycamore Networks, Inc. (a)...........     47,667       444,256
Tellabs, Inc. (a).....................     41,980       813,572
                                                    -----------
                                                      5,591,196
                                                    -----------
COMPUTERS (HARDWARE) -- 19.1%
Compaq Computer Corp..................    151,679     2,349,508
Dell Computer Corp. (a)...............    132,416     3,462,678
Hewlett-Packard Co....................     83,198     2,379,463
International Business Machines Corp.
  (IBM)...............................     29,980     3,387,740
Juniper Networks, Inc. (a)............     20,464       636,430
Palm, Inc. (a)........................     59,191       359,289
Sun Microsystems, Inc. (a)............     86,469     1,359,293
                                                    -----------
                                                     13,934,401
                                                    -----------
COMPUTERS (NETWORKING) -- 1.4%
Cisco Systems, Inc. (a)...............     54,636       994,375
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.6%
EMC Corp. (a).........................     39,343     1,142,914
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 32.5%
Computer Associates International,
  Inc.................................    108,187     3,894,732
Electronic Arts (a)...................     69,544     4,026,598
Intuit, Inc. (a)......................     54,561     2,181,894
Microsoft Corp. (a)...................     53,507     3,906,011
Oracle Corp. (a)......................     91,891     1,745,929
Parametric Technology Corp. (a).......    212,607     2,974,372
Peoplesoft, Inc. (a)..................     67,103     3,303,481
Yahoo!, Inc. (a)......................     79,703     1,593,263
                                                    -----------
                                                     23,626,280
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRICAL EQUIPMENT -- 2.4%
Solectron Corp. (a)...................     93,848   $ 1,717,418
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 17.4%
Broadcom Corp. (Class A) (a)..........     21,341       912,541
Intel Corp............................     81,100     2,372,175
Micron Technology, Inc. (a)...........     73,364     3,015,260
StMicroelectronics N.V................     57,462     1,953,708
Texas Instruments, Inc................     56,030     1,764,945
Xilinx, Inc. (a)......................     64,836     2,673,837
                                                    -----------
                                                     12,692,466
                                                    -----------
ENTERTAINMENT -- 3.9%
AOL Time Warner, Inc. (a).............     53,759     2,849,227
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 4.5%
Applied Materials, Inc. (a)...........     66,659     3,272,957
                                                    -----------
RETAIL (HOME SHOPPING) -- 2.2%
Amazon.com, Inc. (a)..................    114,996     1,627,193
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 4.2%
Electronic Data Systems Corp..........     48,481     3,030,063
                                                    -----------
SERVICES (DATA PROCESSING) -- 3.0%
Automatic Data Processing, Inc........     43,910     2,182,327
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $108,297,491).................               72,660,817
                                                    -----------
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $56,082).................     56,082        56,082
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $108,353,573).................               72,716,899
OTHER ASSETS AND LIABILITIES --
  0.0%................................                    6,628
                                                    -----------
NET ASSETS -- 100.0%..................              $72,723,527
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 6.3%
Ciena Corp. (a).......................      5,145   $   195,510
Sycamore Networks, Inc. (a)...........     25,008       233,075
                                                    -----------
                                                        428,585
                                                    -----------
COMPUTERS (HARDWARE) -- 6.2%
Juniper Networks, Inc. (a)............      6,625       206,038
Sun Microsystems, Inc. (a)............     13,584       213,540
                                                    -----------
                                                        419,578
                                                    -----------
COMPUTERS (NETWORKING) -- 3.3%
Cisco Systems, Inc. (a)...............     12,399       225,662
                                                    -----------
COMPUTERS (PERIPHERALS) -- 3.2%
EMC Corp. (a).........................      7,427       215,754
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 58.1%
Ariba, Inc. (a).......................     42,811       235,460
At Home Corp. (Series A) (a)..........     73,704       157,727
CNET Networks, Inc. (a)...............     20,295       263,835
E.piphany, Inc. (a)...................     22,923       232,898
eBay, Inc. (a)........................      3,171       217,182
Exodus Communications, Inc. (a).......     44,761        92,208
Genuity, Inc. (a).....................     68,782       214,600
HomeStore.com, Inc. (a)...............      7,600       265,696
i2 Technologies, Inc. (a).............     11,671       231,086
Inktomi Corp. (a).....................     24,194       232,020
Intuit, Inc. (a)......................      5,762       230,422
Microsoft Corp. (a)...................      3,035       221,555
Oracle Corp. (a)......................     13,756       261,364
VeriSign, Inc. (a)....................      4,121       247,301
VerticalNet, Inc. (a).................    128,976       321,150
WebMD Corp. (a).......................     36,852       257,964
Yahoo!, Inc. (a)......................     12,893       257,731
                                                    -----------
                                                      3,940,199
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ENTERTAINMENT -- 3.2%
AOL Time Warner, Inc. (a).............      4,059   $   215,127
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 3.0%
The Charles Schwab Corp. .............     13,164       201,409
                                                    -----------
RETAIL (HOME SHOPPING) -- 3.5%
Amazon.com, Inc. (a)..................     16,520       233,758
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 6.8%
DoubleClick, Inc. (a).................     16,804       234,584
TMP Worldwide, Inc. (a)...............      3,714       222,840
                                                    -----------
                                                        457,424
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 3.6%
Sapient Corp. (a).....................     25,230       245,992
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 2.7%
WorldCom, Inc. (a)....................     13,065       185,523
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $10,730,444)..................                6,769,011
                                                    -----------
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $3)......................          3             3
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $10,730,447)..................                6,769,014
OTHER ASSETS AND LIABILITIES --
  0.1%................................                    8,153
                                                    -----------
NET ASSETS -- 100.0%..................              $ 6,777,167
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.9%
General Dynamics Corp. .............          948   $    73,764
Lockheed Martin Corp. ..............        2,030        75,211
Northrop Grumman Corp. .............          397        31,800
The B.F. Goodrich Co. ..............          495        18,800
The Boeing Co. .....................        4,098       227,849
                                                    -----------
                                                        427,424
                                                    -----------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. .........        3,028        39,364
Universal Corp. ....................          100         3,966
                                                    -----------
                                                         43,330
                                                    -----------
AIR FREIGHT -- 0.1%
Airborne, Inc. .....................          248         2,875
FedEx Corp. (a).....................        1,366        54,913
                                                    -----------
                                                         57,788
                                                    -----------
AIRLINES -- 0.3%
AMR Corp. ..........................          725        26,194
Continental Airlines, Inc. (Class B)
  (a)...............................          286        14,085
Delta Air Lines, Inc. ..............          594        26,184
Northwest Airlines Corp. (Class A)
  (a)...............................          406        10,252
Southwest Airlines Co. .............        3,586        66,305
UAL Corp. ..........................          253         8,893
US Airways Group, Inc. (a)..........          310         7,533
                                                    -----------
                                                        159,446
                                                    -----------
ALUMINUM -- 0.3%
Alcoa, Inc. ........................        4,062       160,043
                                                    -----------
AUTOMOBILES -- 0.8%
Ford Motor Co. .....................        8,584       210,737
General Motors Corp. ...............        2,559       164,672
                                                    -----------
                                                        375,409
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.3%
ArvinMeritor, Inc. .................          341         5,709
Cooper Tire & Rubber Co. ...........          300         4,260
Dana Corp. .........................          715        16,688
Delphi Automotive Systems Corp. ....        2,600        41,418
Genuine Parts Co. ..................          856        26,964
Lear Corp. (a)......................          328        11,447
The Goodyear Tire & Rubber Co. .....          750        21,000
TRW, Inc. ..........................          585        23,985
                                                    -----------
                                                        151,471
                                                    -----------
BANKS (MAJOR REGIONAL) -- 4.3%
Amsouth BanCorp. ...................        1,806        33,393
Bank One Corp. .....................        5,441       194,788
BB&T Corp. .........................        1,925        70,647
Comerica, Inc. .....................          850        48,960
Fifth Third Bancorp.................        2,704       162,375
FleetBoston Financial Corp. ........        5,073       200,130
KeyCorp.............................        1,981        51,605
Mellon Financial Corp. .............        2,245       103,270
National City Corp. ................        2,809        86,461
Northern Trust Corp. ...............        1,046        65,375

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
PNC Financial Services Group........        1,352   $    88,948
Regions Financial Corp. ............        1,038        33,216
Southtrust Corp. ...................        1,628        42,328
SunTrust Banks, Inc. ...............        1,341        86,870
The Bank of New York Co., Inc. .....        3,437       164,976
U.S. Bancorp........................        8,927       203,446
Wachovia Corp. .....................          970        69,016
Wells Fargo & Co. ..................        8,053       373,901
                                                    -----------
                                                      2,079,705
                                                    -----------
BANKS (MONEY CENTER) -- 1.3%
Bank of America Corp. ..............        7,530       452,026
First Union Corp. ..................        4,551       159,012
                                                    -----------
                                                        611,038
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.4%
Anheuser-Busch Cos., Inc. ..........        4,204       173,205
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.9%
Coca-Cola Enterprises, Inc. ........        2,020        33,027
PepsiCo, Inc. ......................        6,877       303,963
The Coca-Cola Co. ..................       11,635       523,575
The Pepsi Bottling Group, Inc. .....          700        28,070
                                                    -----------
                                                        888,635
                                                    -----------
BIOTECHNOLOGY -- 0.6%
Amgen, Inc. (a).....................        4,880       296,118
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.8%
AT&T Corp. -- Liberty Media Corp.
  (Class A) (a).....................       12,157       212,626
Cablevision Systems Corp. (Class A)
  (a)...............................          827        48,379
Charter Communications, Inc. (a)....        1,300        30,355
Clear Channel Communications, Inc.
  (a)...............................        2,760       173,052
Comcast Corp. (Class A) (a).........        4,439       192,653
Cox Communications, Inc. (Class A)
  (a)...............................        2,800       124,040
USA Networks, Inc. (a)..............        3,402        95,256
                                                    -----------
                                                        876,361
                                                    -----------
BUILDING MATERIALS GROUP -- 0.1%
Lennox International, Inc. .........          200         2,190
Masco Corp. ........................        2,044        51,018
USG Corp. ..........................          209           882
                                                    -----------
                                                         54,090
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.8%
AT&T Wireless Group (a).............       11,900       194,565
Nextel Communications, Inc. (Class
  A) (a)............................        3,656        63,980
Sprint Corp. (PCS Group) (a)........        4,340       104,811
                                                    -----------
                                                        363,356
                                                    -----------
CHEMICALS -- 1.1%
Air Products & Chemicals, Inc. .....        1,064        48,678
E. I. du Pont de Nemours & Co. .....        4,899       236,328
Eastman Chemical Co. ...............          374        17,814
Lyondell Chemical Co. ..............          572         8,797
Praxair, Inc. ......................          750        35,250

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Rohm & Haas Co. ....................        1,027   $    33,788
The Dow Chemical Co. ...............        4,196       139,517
                                                    -----------
                                                        520,172
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.1%
Engelhard Corp. ....................          616        15,887
FMC Corp. (a).......................          143         9,804
PPG Industries, Inc. ...............          753        39,585
                                                    -----------
                                                         65,276
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
ADC Telecommunications, Inc. (a)....        3,600        23,760
Anixter International, Inc. (a).....          200         6,140
Corning, Inc. ......................        4,286        71,619
Lucent Technologies, Inc. ..........       15,840        98,208
Motorola, Inc. .....................       10,163       168,299
QUALCOMM, Inc. (a)..................        3,523       206,025
Tellabs, Inc. (a)...................        1,900        36,822
                                                    -----------
                                                        610,873
                                                    -----------
COMPUTERS (HARDWARE) -- 4.1%
Apple Computer, Inc. (a)............        1,572        36,549
Compaq Computer Corp. ..............        7,869       121,891
Dell Computer Corp. (a).............       12,267       320,782
Gateway, Inc. (a)...................        1,533        25,218
Hewlett-Packard Co. ................        9,057       259,030
International Business Machines
  Corp. (IBM).......................        8,127       918,351
NCR Corp. (a).......................          453        21,291
Sun Microsystems, Inc. (a)..........       15,233       239,463
                                                    -----------
                                                      1,942,575
                                                    -----------
COMPUTERS (NETWORKING) -- 1.3%
3Com Corp. .........................        1,713         8,137
Cisco Systems, Inc. (a).............       34,237       623,113
                                                    -----------
                                                        631,250
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.7%
EMC Corp. (a).......................       10,367       301,161
Lexmark International, Inc. (a).....          616        41,426
Quantum Corp.-DLT & Storage Systems
  (a)...............................          706         7,124
                                                    -----------
                                                        349,711
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 5.1%
Computer Associates International,
  Inc. .............................        2,676        96,336
Microsoft Corp. (a).................       25,062     1,829,526
Oracle Corp. (a)....................       26,168       497,192
Unisys Corp. (a)....................        1,498        22,036
                                                    -----------
                                                      2,445,090
                                                    -----------
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp. ........          937        56,220
Household International, Inc. ......        2,168       144,606
MBNA Corp. .........................        3,996       131,668
Providian Financial Corp. ..........        1,286        76,131
                                                    -----------
                                                        408,625
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.0%
Ball Corp. .........................          152         7,229
Owens-Illinois, Inc. (a)............          600         4,068
                                                    -----------
                                                         11,297
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
CONTAINERS/PACKAGING (PAPER) -- 0.0%
Temple-Inland, Inc. ................          242   $    12,896
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.7%
Amerisource Health Corp. (Class A)
  (a)...............................          253        13,991
Bergen Brunswig Corp. (Class A).....          649        12,474
Cardinal Health, Inc. ..............        2,098       144,762
Fleming Cos., Inc. .................          187         6,676
McKesson HBOC, Inc. ................        1,375        51,040
Owens & Minor, Inc. ................          100         1,900
SUPERVALU, Inc. ....................          638        11,197
SYSCO Corp. ........................        3,185        86,472
                                                    -----------
                                                        328,512
                                                    -----------
ELECTRIC COMPANIES -- 2.7%
Allegheny Energy, Inc. .............          600        28,950
Ameren Corp. .......................          651        27,798
American Electric Power Co.,
  Inc. .............................        1,542        71,194
Avista Corp. .......................          231         4,615
Cinergy Corp. ......................          770        26,912
CMS Energy Corp. ...................          583        16,237
Conectiv, Inc. .....................          429         9,266
Consolidated Edison, Inc. ..........        1,014        40,357
Constellation Energy Group, Inc. ...          726        30,928
Dominion Resources, Inc. ...........        1,126        67,706
DTE Energy Co. .....................          774        35,945
Duke Energy Corp. ..................        3,606       140,670
Edison International................        1,564        17,439
Entergy Corp. ......................        1,078        41,384
Exelon Corp. .......................        1,458        93,487
FirstEnergy Corp. ..................        1,043        33,543
FPL Group, Inc. ....................          821        49,432
GPU, Inc. ..........................          574        20,176
Mirant Corp. (a)....................        1,600        55,040
Niagara Mohawk Holdings, Inc. (a)...          761        13,462
Northeast Utilities.................          733        15,210
OGE Energy Corp. ...................          300         6,783
PG&E Corp. .........................        1,841        20,619
Pinnacle West Capital Corp. ........          400        18,960
PPL Corp. ..........................          684        37,620
Progress Energy, Inc. ..............          977        43,887
Public Service Enterprise Group,
  Inc. .............................          970        47,433
Puget Energy, Inc. .................          400        10,480
Reliant Energy, Inc. ...............        1,410        45,416
SCANA Corp. ........................          500        14,200
The Southern Co. ...................        3,227        75,028
TXU Corp. ..........................        1,194        57,539
UtiliCorp United, Inc. .............          524        16,008
Wisconsin Energy Corp. .............          500        11,885
Xcel Energy, Inc. ..................        1,630        46,373
                                                    -----------
                                                      1,291,982
                                                    -----------
ELECTRICAL EQUIPMENT -- 5.3%
Cooper Industries, Inc. ............          451        17,855
Emerson Electric Co. ...............        2,006       121,363
General Electric Co. ...............       46,465     2,265,169
Rockwell International Corp. .......          891        33,965
Sanmina Corp. (a)...................        1,500        35,115

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Sci Systems, Inc. (a)...............          704   $    17,952
Solectron Corp. (a).................        3,051        55,833
                                                    -----------
                                                      2,547,252
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a).........          473        11,489
Avnet, Inc. ........................          431         9,663
W.W. Grainger, Inc. ................          451        18,563
                                                    -----------
                                                         39,715
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.1%
Raytheon Co. .......................        1,630        43,277
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.8%
Advanced Micro Devices, Inc. (a)....        1,500        43,320
Intel Corp. ........................       31,425       919,181
Micron Technology, Inc. (a).........        2,809       115,450
Texas Instruments, Inc. ............        8,166       257,229
                                                    -----------
                                                      1,335,180
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ........................          363        16,389
Foster Wheeler Ltd. ................          198         1,792
Jacobs Engineering Group, Inc.
  (a)...............................          100         6,523
                                                    -----------
                                                         24,704
                                                    -----------
ENTERTAINMENT -- 3.8%
AOL Time Warner, Inc. (a)...........       20,725     1,098,425
The Walt Disney Co. ................        9,716       280,695
Viacom, Inc. (Class B) (a)..........        8,344       431,802
                                                    -----------
                                                      1,810,922
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Applied Materials, Inc. (a).........        3,798       186,482
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 6.2%
American Express Co. ...............        6,197       240,444
Citigroup, Inc. ....................       23,523     1,242,955
Fannie Mae..........................        4,688       399,183
Freddie Mac.........................        3,237       226,590
J.P. Morgan Chase & Co. ............        9,326       415,940
Morgan Stanley Dean Witter & Co. ...        5,225       335,602
State Street Corp. .................        1,562        77,303
USA Education, Inc. ................          761        55,553
                                                    -----------
                                                      2,993,570
                                                    -----------
FOODS -- 1.1%
Campbell Soup Co. ..................        1,906        49,080
Conagra, Inc. ......................        2,564        50,793
Dean Foods Co. .....................          176         7,075
Dole Food Co., Inc. ................          272         5,182
General Mills, Inc. ................        1,375        60,197
H.J. Heinz Co. .....................        1,663        68,000
Hershey Foods Corp. ................          660        40,729
Hormel Foods Corp. .................          682        16,600
IBP, Inc. ..........................          400        10,100
Interstate Bakeries Corp. ..........          221         3,536
Kellogg Co. ........................        1,949        56,521
Sara Lee Corp. .....................        3,625        68,657
Smithfield Foods, Inc. (a)..........          284        11,445

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Suiza Foods Corp. (a)...............          132   $     7,009
The Quaker Oats Co. ................          638        58,217
Tyson Foods, Inc. (Class A).........        1,089        10,030
                                                    -----------
                                                        523,171
                                                    -----------
FOOTWEAR -- 0.1%
Nike, Inc. (Class B)................        1,289        54,125
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.1%
Harrah's Entertainment, Inc. (a)....          500        17,650
MGM Mirage, Inc. ...................          700        20,972
Park Place Entertainment Corp.
  (a)...............................        1,461        17,678
                                                    -----------
                                                         56,300
                                                    -----------
HARDWARE & TOOLS -- 0.0%
The Black & Decker Corp. ...........          416        16,415
                                                    -----------
HEALTH CARE (DRUGS/ PHARMACEUTICALS) -- 5.8%
Eli Lilly & Co. ....................        5,280       390,720
Merck & Co., Inc. ..................       10,726       685,499
Pfizer, Inc. .......................       29,530     1,182,676
Pharmacia Corp. ....................        6,059       278,411
Schering-Plough Corp. ..............        6,854       248,389
                                                    -----------
                                                      2,785,695
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA-The Healthcare Co. .............        2,525       114,105
Tenet Healthcare Corp. .............        1,500        77,385
                                                    -----------
                                                        191,490
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.5%
Aetna, Inc. (a).....................          682        17,643
CIGNA Corp. ........................          704        67,457
Express Scripts, Inc. (Class A)
  (a)...............................          374        20,581
Health Net, Inc. (a)................          594        10,336
Humana, Inc. (a)....................          785         7,732
Oxford Health Plans, Inc. (a).......          398        11,383
PacifiCare Health Systems, Inc.
  (a)...............................          165         2,690
UnitedHealth Group, Inc. ...........        1,484        91,637
Wellpoint Health Networks, Inc.
  (a)...............................          308        29,026
                                                    -----------
                                                        258,485
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.9%
Baxter International, Inc. .........        2,780       136,220
Becton Dickinson & Co. .............        1,212        43,378
Medtronic, Inc. ....................        5,646       259,772
                                                    -----------
                                                        439,370
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
HealthSouth Corp. (a)...............        1,849        29,529
Quest Diagnostics, Inc. (a).........          400        29,940
                                                    -----------
                                                         59,469
                                                    -----------
HEALTH CARE DIVERSIFIED -- 3.9%
Abbott Laboratories.................        7,253       348,217
American Home Products Corp. .......        6,137       358,646
Bristol-Myers Squibb Co. ...........        9,110       476,453
Johnson & Johnson...................       14,165       708,250
                                                    -----------
                                                      1,891,566
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
HOMEBUILDING -- 0.1%
Centex Corp. .......................          286   $    11,655
D.R. Horton, Inc. ..................          366         8,308
Fleetwood Enterprises, Inc. ........          154         2,168
KB HOME.............................          249         7,512
Lennar Corp. .......................          288        12,010
Pulte Corp. ........................          198         8,441
                                                    -----------
                                                         50,094
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. ..............          937        20,642
Maytag Corp. .......................          374        10,943
Whirlpool Corp. ....................          259        16,188
                                                    -----------
                                                         47,773
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 1.5%
Colgate-Palmolive Co. ..............        2,627       154,967
Kimberly-Clark Corp. ...............        2,496       139,527
The Clorox Co. .....................        1,124        38,047
The Procter & Gamble Co. ...........        6,070       387,266
                                                    -----------
                                                        719,807
                                                    -----------
HOUSEWARES -- 0.1%
Fortune Brands, Inc. ...............          768        29,460
Newell Rubbermaid, Inc. ............        1,278        32,078
                                                    -----------
                                                         61,538
                                                    -----------
INSURANCE BROKERS -- 0.4%
Aon Corp. ..........................        1,223        42,805
Marsh & McLennan Cos., Inc. ........        1,291       130,391
                                                    -----------
                                                        173,196
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.0%
AFLAC, Inc. ........................        2,459        77,434
American General Corp. .............        2,342       108,786
Conseco, Inc. ......................        1,564        21,348
Jefferson-Pilot Corp. ..............          700        33,824
John Hancock Financial Services,
  Inc. .............................        1,439        57,934
Lincoln National Corp. .............          915        47,351
MetLife, Inc. ......................        3,566       110,475
UnumProvident Corp. ................        1,166        37,452
                                                    -----------
                                                        494,604
                                                    -----------
INSURANCE (MULTI-LINE) -- 2.2%
American International Group,
  Inc. .............................       10,929       939,894
Loews Corp. ........................          928        59,791
The Hartford Financial Services
  Group, Inc. ......................        1,113        76,129
                                                    -----------
                                                      1,075,814
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
Allmerica Financial Corp. ..........          253        14,548
American Financial Group, Inc. .....          300         9,090
Safeco Corp. .......................          616        18,172
The Allstate Corp. .................        3,396       149,390
The Chubb Corp. ....................          819        63,415
The Progressive Corp. ..............          352        47,587
The St. Paul Cos, Inc. .............          996        50,487
                                                    -----------
                                                        352,689
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
INVESTMENT BANKING/BROKERAGE -- 1.4%
Lehman Brothers Holdings, Inc. .....        1,175   $    91,356
Merrill Lynch & Co., Inc. ..........        3,926       232,616
The Bear Stearns Cos., Inc. ........          517        30,487
The Charles Schwab Corp. ...........        6,421        98,241
The Goldman Sachs Group, Inc. ......        2,267       194,509
                                                    -----------
                                                        647,209
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ....................          409         9,829
Hasbro, Inc. .......................          836        12,080
Mattel, Inc. .......................        2,048        38,748
                                                    -----------
                                                         60,657
                                                    -----------
LODGING (HOTELS) -- 0.2%
Hilton Hotels Corp. ................        1,700        19,720
Marriott International, Inc. (Class
  A)................................        1,146        54,251
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)....................          935        34,857
                                                    -----------
                                                        108,828
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. ..................        1,572        78,679
Deere & Co. ........................        1,124        42,543
Dover Corp. ........................          970        36,521
Ingersoll-Rand Co. .................          781        32,177
                                                    -----------
                                                        189,920
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.7%
American Standard Cos., Inc. (a)....          341        20,494
Danaher Corp. ......................          673        37,688
Eaton Corp. ........................          320        22,432
Honeywell International, Inc. ......        3,752       131,283
Illinois Tool Works, Inc. ..........        1,443        91,342
ITT Industries, Inc. ...............          429        18,983
Johnson Controls, Inc. .............          418        30,292
Minnesota Mining & Manufacturing Co.
  (3M)..............................        1,860       212,226
Parker-Hannifin Corp. ..............          521        22,111
Textron, Inc. ......................          693        38,143
Thermo Electron Corp. (a)...........          909        20,016
United Technologies Corp. ..........        2,204       161,465
                                                    -----------
                                                        806,475
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ...............          539        27,516
Jabil Circuit, Inc. (a).............          900        27,774
York International Corp. ...........          187         6,549
                                                    -----------
                                                         61,839
                                                    -----------
METALS MINING -- 0.0%
Phelps Dodge Corp. .................          385        15,978
                                                    -----------
NATURAL GAS (DISTRIBUTION/ PIPE LINE) -- 1.2%
Dynegy, Inc. (Class A)..............        1,533        71,284
El Paso Corp. ......................        2,382       125,150
Enron Corp. ........................        3,518       172,382
KeySpan Corp. ......................          600        21,888
Kinder Morgan, Inc. ................          549        27,587
NiSource, Inc. .....................          978        26,729

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
ONEOK, Inc. ........................          200   $     3,940
Sempra Energy.......................          990        27,067
The Williams Cos., Inc. ............        2,324        76,576
Western Gas Resources, Inc. ........          100         3,260
                                                    -----------
                                                        555,863
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Pitney Bowes, Inc. .................        1,141        48,059
United Stationers, Inc. (a).........          165         5,207
                                                    -----------
                                                         53,266
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.6%
Amerada Hess Corp. .................          415        33,532
Conoco, Inc. (Class A)..............        2,885        83,376
Occidental Petroleum Corp. .........        1,773        47,144
Phillips Petroleum Co. .............        1,223        69,711
USX-Marathon Group..................        1,507        44,472
                                                    -----------
                                                        278,235
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 3.9%
Chevron Corp. ......................        3,014       272,767
Exxon Mobil Corp. ..................       16,138     1,409,654
Tesoro Petroleum Corp. (a)..........          154         1,940
Texaco, Inc. .......................        2,553       170,030
                                                    -----------
                                                      1,854,391
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. .................        1,577        52,829
Halliburton Co. ....................        2,045        72,802
                                                    -----------
                                                        125,631
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.3%
Anadarko Petroleum Corp. ...........        1,200        64,836
Kerr-McGee Corp. ...................          400        26,508
Murphy Oil Corp. ...................          200        14,720
Unocal Corp. .......................        1,177        40,195
                                                    -----------
                                                        146,259
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.2%
Ashland, Inc. ......................          341        13,674
Pennzoil-Quaker State Co. ..........          300         3,360
Sunoco, Inc. .......................          418        15,311
Tosco Corp. ........................          684        30,130
Ultramar Diamond Shamrock Corp. ....          336        15,876
Valero Energy Corp. ................          297        10,924
                                                    -----------
                                                         89,275
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Boise Cascade Corp. ................          275         9,672
Georgia-Pacific Corp. (Timber
  Group)............................          385        13,764
Georgia-Pacific Group...............        1,084        36,693
International Paper Co. ............        2,231        79,647
Smurfit-Stone Container Corp. (a)...        1,176        19,051
The Mead Corp. .....................          504        13,678
Westvaco Corp. .....................          400         9,716
Weyerhaeuser Co. ...................          967        53,156
Willamette Industries, Inc. ........          528        26,136
                                                    -----------
                                                        261,513
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
PERSONAL CARE -- 0.5%
Avon Products, Inc. ................        1,135   $    52,528
The Estee Lauder Cos., Inc. (Class
  A)................................        1,135        48,919
The Gillette Co. ...................        4,955       143,645
                                                    -----------
                                                        245,092
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ..................        1,355        63,252
Xerox Corp. ........................        3,202        30,643
                                                    -----------
                                                         93,895
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.2%
The AES Corp. (a)...................        2,467       106,204
                                                    -----------
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. .........          926        61,255
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.4%
Gannett Co., Inc. ..................        1,237        81,518
Knight-Ridder, Inc. ................          372        22,060
The New York Times Co. (Class A)....          741        31,122
Tribune Co. ........................        1,403        56,134
                                                    -----------
                                                        190,834
                                                    -----------
RAILROADS -- 0.4%
Burlington Northern Santa Fe
  Corp. ............................        1,774        53,522
CSX Corp. ..........................        1,056        38,269
Norfolk Southern Corp. .............        1,839        38,067
Union Pacific Corp. ................        1,158        63,586
                                                    -----------
                                                        193,444
                                                    -----------
RESTAURANTS -- 0.4%
Darden Restaurants, Inc. ...........          603        16,824
McDonald's Corp. ...................        6,057       163,902
Tricon Global Restaurants, Inc.
  (a)...............................          695        30,511
                                                    -----------
                                                        211,237
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 1.4%
Lowe's Cos., Inc. ..................        1,801       130,663
The Home Depot, Inc. ...............       10,916       508,140
The Sherwin-Williams Co. ...........          781        17,338
                                                    -----------
                                                        656,141
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. (a)..............          992        63,012
CDW Computer Centers, Inc. (a)......          400        15,884
Circuit City Stores-Circuit City
  Group.............................          981        17,658
Radioshack Corp. ...................          882        26,901
Tech Data Corp. (a).................          244         8,140
                                                    -----------
                                                        131,595
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.5%
Dillards, Inc. (Class A)............          451         6,887
Federated Department Stores, Inc.
  (a)...............................          919        39,058
J.C. Penney Co., Inc. ..............        1,256        33,108
Kohl's Corp. (a)....................        1,586        99,490
Nordstrom, Inc. ....................          627        11,631
Saks, Inc. (a)......................          682         6,547
The May Department Stores Co. ......        1,401        47,998
                                                    -----------
                                                        244,719
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.1%
Big Lots, Inc. (a)..................          539         7,374

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Dollar General Corp. ...............        1,575   $    30,712
ShopKo Stores, Inc. (a).............          143         1,041
                                                    -----------
                                                         39,127
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 2.9%
BJ'S Wholesale Club, Inc. (a).......          352        18,748
Costco Wholesale Corp. (a)..........        2,146        88,158
Kmart Corp. (a).....................        2,303        26,415
Sears, Roebuck & Co. ...............        1,576        66,681
Target Corp. .......................        4,224       146,150
Wal-Mart Stores, Inc. ..............       20,914     1,020,603
                                                    -----------
                                                      1,366,755
                                                    -----------
RETAIL (SPECIALTY) -- 0.3%
Autonation, Inc. ...................        1,554        18,026
Autozone, Inc. (a)..................          522        19,575
Barnes & Noble, Inc. (a)............          308        12,120
Borders Group, Inc. (a).............          300         6,720
Office Depot, Inc. (a)..............        1,500        15,570
Sonic Automotive, Inc. (Class A)
  (a)...............................          209         3,992
Staples, Inc. (a)...................        2,216        35,434
Toys "R" Us, Inc. (a)...............          890        22,028
Venator Group, Inc. (a).............          651         9,960
                                                    -----------
                                                        143,425
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
The Gap, Inc. ......................        3,985       115,565
The Limited, Inc. ..................        2,088        34,494
The TJX Cos., Inc. .................        1,344        42,833
                                                    -----------
                                                        192,892
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.6%
Caremark Rx, Inc. (a)...............        1,000        16,450
CVS Corp. ..........................        1,863        71,912
Longs Drug Stores Corp. ............          200         4,310
Rite Aid Corp. .....................        1,500        13,500
Walgreen Co. .......................        4,737       161,768
                                                    -----------
                                                        267,940
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Albertson's, Inc. ..................        1,846        55,361
Pathmark Stores, Inc. (a)...........          100         2,460
Safeway, Inc. (a)...................        2,371       113,808
The Kroger Co. (a)..................        3,773        94,325
Winn-Dixie Stores, Inc. ............          682        17,821
                                                    -----------
                                                        283,775
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.5%
Golden State Bancorp, Inc. .........          609        18,757
Golden West Financial Corp. ........          700        44,968
Washington Mutual, Inc. ............        4,138       155,382
                                                    -----------
                                                        219,107
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
Omnicom Group, Inc. ................          858        73,788
The Interpublic Group of Cos.,
  Inc. .............................        1,755        51,509
                                                    -----------
                                                        125,297
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
SERVICES (COMMERCIAL &
  CONSUMER) -- 0.2%
Cendant Corp. (a)...................        4,002   $    78,039
Pittston Brink's Group..............          253         5,639
The Service Master Co. .............        1,472        17,664
                                                    -----------
                                                        101,342
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.4%
Computer Sciences Corp. (a).........          814        28,164
Electronic Data Systems Corp. ......        2,146       134,125
Ingram Micro, Inc. (Class A) (a)....          704        10,201
                                                    -----------
                                                        172,490
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. ....        2,923       145,273
First Data Corp. ...................        1,840       118,220
                                                    -----------
                                                        263,493
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.0%
Administaff, Inc. (a)...............          100         2,600
Manpower, Inc. .....................          363        10,854
Spherion Corp. (a)..................          317         2,837
                                                    -----------
                                                         16,291
                                                    -----------
SPECIALTY PRINTING -- 0.0%
R.R. Donnelley & Sons Co. ..........          574        17,048
                                                    -----------
STEEL -- 0.0%
AK Steel Holding Corp. .............          528         6,621
Nucor Corp. ........................          314        15,352
                                                    -----------
                                                         21,973
                                                    -----------
TELEPHONE -- 4.2%
ALLTEL Corp. .......................        1,418        86,867
BellSouth Corp. ....................        8,723       351,275
Qwest Communications International,
  Inc. .............................        7,701       245,431
SBC Communications, Inc. ...........       15,790       632,547
Verizon Communications..............       12,652       676,882
                                                    -----------
                                                      1,993,002
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 1.3%
AT&T Corp. .........................       16,055       353,210
Sprint Corp. .......................        4,146        88,559
WorldCom, Inc. (a)..................       13,461       191,146
                                                    -----------
                                                        632,915
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a).......          563        24,322
V. F. Corp. ........................          550        20,009
                                                    -----------
                                                         44,331
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.0%
Mohawk Industries, Inc. (a).........          253         8,906
                                                    -----------
TOBACCO -- 1.2%
Philip Morris Cos., Inc. ...........       10,330       524,247
R.J. Reynolds Tobacco Holdings,
  Inc. .............................          495        27,027
                                                    -----------
                                                        551,274
                                                    -----------
TRUCKERS -- 0.7%
CNF Transportation, Inc. ...........          231         6,526
Ryder Systems, Inc. ................          286         5,606

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
United Parcel Service, Inc. (Class
  B)................................        5,268   $   304,490
Yellow Corp. (a)....................          130         2,467
                                                    -----------
                                                        319,089
                                                    -----------
TRUCKS & PARTS -- 0.1%
Cummins Engine Co., Inc. ...........          198         7,663
Navistar International Corp. (a)....          286         8,045
Paccar, Inc. .......................          374        19,231
                                                    -----------
                                                         34,939
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc. (a)...          937        17,503
Waste Management, Inc. .............        2,993        92,244
                                                    -----------
                                                        109,747
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $52,419,503)................                 47,883,294
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class
  Prime Fund (Cost $11,599).........       11,599   $    11,599
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $52,431,102)................                 47,894,893
OTHER ASSETS AND
  LIABILITIES -- 0.1%...............                     38,148
                                                    -----------
NET ASSETS -- 100.0%................                $47,933,041
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE e-50(TM) INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 5.6%
Corning, Inc...........................    17,968   $   300,245
JDS Uniphase Corp. (a).................    23,374       292,175
Lucent Technologies, Inc...............    16,094        99,783
QUALCOMM, Inc. (a).....................     3,610       211,113
                                                    -----------
                                                        903,316
                                                    -----------
COMPUTERS (HARDWARE) -- 10.5%
Dell Computer Corp. (a)................    18,678       488,430
International Business Machines Corp.
  (IBM)................................     5,587       631,331
Juniper Networks, Inc. (a).............     6,455       200,750
Sun Microsystems, Inc. (a).............    23,476       369,043
                                                    -----------
                                                      1,689,554
                                                    -----------
COMPUTERS (NETWORKING) -- 7.0%
Cisco Systems, Inc. (a)................    55,593     1,011,792
Network Appliance, Inc. (a)............     8,707       119,286
                                                    -----------
                                                      1,131,078
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.5%
EMC Corp...............................     8,437       245,095
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 40.8%
Ariba, Inc. (a)........................    10,482        57,651
BEA Systems, Inc. (a)..................     8,847       271,691
Broadvision, Inc. (a)..................    17,251        86,255
Citrix Systems, Inc. (a)...............     6,542       228,316
CNET Networks, Inc. (a)................    11,432       148,616
Earthlink, Inc. (a)....................    10,833       152,745
eBay, Inc. (a).........................     6,585       451,007
Exodus Communications, Inc. (a)........    14,915        30,725
HomeStore.com, Inc. (a)................     4,864       170,045
Inktomi Corp. (a)......................    11,900       114,121
Intuit, Inc. (a).......................     2,568       102,694
Macromedia, Inc. (a)...................     5,028        90,504
Microsoft Corp. (a)....................    21,137     1,543,001
Networks Assocs, Inc. (a)..............    13,033       162,261
Openwave Systems, Inc. (a).............     5,034       174,680
Oracle Corp. (a).......................    60,091     1,141,729
RealNetworks, Inc. (a).................    14,821       174,147
S1 Corp. (a)...........................    13,813       193,382
Siebel Systems, Inc. (a)...............    10,272       481,757
TIBCO Software, Inc. (a)...............    11,989       153,099
VeriSign, Inc. (a).....................     5,139       308,391
WebMD Corp. (a)........................    11,161        78,127
Yahoo!, Inc. (a).......................    13,944       278,741
                                                    -----------
                                                      6,593,685
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRONICS (SEMICONDUCTORS) -- 8.4%
Broadcom Corp. (Class A) (a)...........     6,242   $   266,908
Intel Corp.............................    37,440     1,095,120
                                                    -----------
                                                      1,362,028
                                                    -----------
ENTERTAINMENT -- 9.2%
AOL Time Warner, Inc. (a)..............    28,091     1,488,823
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 3.4%
Ameritrade Holding Corp. (Class A)
  (a)..................................    14,771       117,577
E*Trade Group, Inc. (a)................    14,633        94,383
Knight Trading Group, Inc. (a).........     6,274        67,069
The Charles Schwab Corp................    18,086       276,716
                                                    -----------
                                                        555,745
                                                    -----------
RETAIL (HOME SHOPPING) -- 1.2%
Amazon.com, Inc. (a)...................    13,332       188,648
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 2.8%
DoubleClick, Inc. (a)..................     9,595       133,946
TMP Worldwide, Inc. (a)................     5,281       316,860
                                                    -----------
                                                        450,806
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.7%
FreeMarkets, Inc. (a)..................     5,806       116,120
                                                    -----------
TELEPHONE -- 4.2%
Qwest Communications International,
  Inc..................................     7,023       223,823
SBC Communications, Inc................    11,410       457,085
                                                    -----------
                                                        680,908
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 4.6%
AT&T Corp..............................    12,812       281,864
Global Crossing Ltd. (a)...............    15,874       137,151
WorldCom, Inc. (a).....................    22,347       317,328
                                                    -----------
                                                        736,343
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $16,798,702)...................              16,142,149
                                                    -----------
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $158).....................       158           158
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $16,798,860)...................              16,142,307
OTHER ASSETS AND LIABILITIES -- 0.1%...                  15,699
                                                    -----------
NET ASSETS -- 100.0%...................             $16,158,006
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH
                                                                INDEX FUND      VALUE INDEX FUND      INDEX FUND
                                                             ----------------   ----------------   ----------------
ASSETS
  Investments in securities, at value (Note 2).............    $24,298,858        $38,802,397        $19,705,775
  Cash.....................................................         31,233                 --             46,087
  Foreign currency.........................................             --                 --                 --
  Receivable for investments sold..........................             --             22,868             76,353
  Dividends receivable (Note 2)............................          4,415             40,808                510
                                                               -----------        -----------        -----------
         TOTAL ASSETS......................................     24,334,506         38,866,073         19,828,725
                                                               -----------        -----------        -----------
LIABILITIES
  Due to custodian.........................................             --             12,012                 --
  Payable for investments purchased........................             --              4,409             31,738
  Accrued advisory fee (Note 3)............................          4,060              6,531              1,890
  Accrued trustees fee (Note 3)............................            685                685                685
                                                               -----------        -----------        -----------
         TOTAL LIABILITIES.................................          4,745             23,637             34,313
                                                               -----------        -----------        -----------
         NET ASSETS........................................    $24,329,761        $38,842,436        $19,794,412
                                                               ===========        ===========        ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................................    $38,465,298        $39,649,885        $21,669,929
  Undistributed (distribution in excess of) net investment
    income.................................................             --              6,900                 --
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions..........................     (4,363,759)          (410,832)        (1,944,380)
  Net unrealized appreciation (depreciation) on:
    Investments............................................     (9,771,778)          (403,517)            68,863
    Foreign currency.......................................             --                 --                 --
                                                               -----------        -----------        -----------
         NET ASSETS........................................    $24,329,761        $38,842,436        $19,794,412
                                                               ===========        ===========        ===========
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share...................    $     60.81        $    129.44        $     79.15
                                                               ===========        ===========        ===========
  Shares outstanding (unlimited amount authorized, $0.01
    par value).............................................        400,103            300,077            250,100
                                                               ===========        ===========        ===========
  Investments in securities, at cost.......................    $34,070,636        $39,205,914        $19,636,912
                                                               ===========        ===========        ===========
  Foreign currency, at cost................................    $        --        $        --        $        --
                                                               ===========        ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.      DOW JONES      WILSHIRE     MORGAN STANLEY   MORGAN STANLEY     FORTUNE       FORTUNE
       SMALL CAP       GLOBAL TITANS      REIT        HIGH TECH 35       INTERNET        500(R)       E-50(TM)
    VALUE INDEX FUND    INDEX FUND     INDEX FUND      INDEX FUND       INDEX FUND     INDEX FUND    INDEX FUND
    ----------------   -------------   -----------   --------------   --------------   -----------   -----------
      $25,727,022       $21,143,179    $18,005,017    $ 72,716,899     $  6,769,014    $47,894,893   $16,142,307
           42,378            20,689         15,722          11,028           11,569          9,855        18,492
               --            12,218             --              --               --             --            --
               --                --             --              --               --             --            --
           39,796            21,995        103,755          24,723               --         36,937           481
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
       25,809,196        21,198,081     18,124,494      72,752,650        6,780,583     47,941,685    16,161,280
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
               --                --             --              --               --             --            --
               --                --             --              --               --             --            --
            5,252             8,865          3,630          28,438            2,731          7,991         2,622
              685               685            251             685              685            653           652
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
            5,937             9,550          3,881          29,123            3,416          8,644         3,274
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
      $25,803,259       $21,188,531    $18,120,613    $ 72,723,527     $  6,777,167    $47,933,041   $16,158,006
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $20,852,917       $25,449,555    $16,392,700    $110,807,867     $ 23,450,198    $52,776,052   $19,458,042
           17,718                --        101,345              --               --          6,222            --
                           (922,190)         9,175      (2,447,666)     (12,711,598)      (313,024)   (2,643,483)
          833,611
                         (3,338,714)     1,617,393     (35,636,674)      (3,961,433)    (4,536,209)     (656,553)
        4,099,013
               --              (120)            --              --               --             --            --
      -----------       -----------    -----------    ------------     ------------    -----------   -----------
      $25,803,259       $21,188,531    $18,120,613    $ 72,723,527     $  6,777,167    $47,933,041   $16,158,006
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $    128.95       $     70.60    $    120.73    $      58.17     $      19.36    $     87.13   $     40.38
      ===========       ===========    ===========    ============     ============    ===========   ===========
                            300,119        150,092       1,250,102          350,145        550,102       400,118
          200,096
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $21,628,009       $24,481,893    $16,387,624    $108,353,573     $ 10,730,447    $52,431,102   $16,798,860
      ===========       ===========    ===========    ============     ============    ===========   ===========
      $        --       $    12,202    $        --    $         --     $         --    $        --   $        --
      ===========       ===========    ===========    ============     ============    ===========   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

                                                             DOW JONES U.S.     DOW JONES U.S.      DOW JONES U.S.
                                                            LARGE CAP GROWTH       LARGE CAP       SMALL CAP GROWTH
                                                              INDEX FUND*      VALUE INDEX FUND*     INDEX FUND*
                                                            ----------------   -----------------   ----------------
INVESTMENT INCOME
  Dividend Income (Note 2)................................    $     70,050         $ 643,320         $     7,698
  Foreign taxes withheld..................................              --                --                  --
                                                              ------------         ---------         -----------
  TOTAL INVESTMENT INCOME.................................          70,050           643,320               7,698
                                                              ------------         ---------         -----------
EXPENSES
  Advisory fee (Note 3)...................................          42,706            69,635              24,847
  Trustees fee (Note 3)...................................           4,878             4,878               4,878
                                                              ------------         ---------         -----------
  NET EXPENSES............................................          47,584            74,513              29,725
                                                              ------------         ---------         -----------
  NET INVESTMENT INCOME (LOSS)............................          22,466           568,807             (22,027)
                                                              ------------         ---------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments...........................................      (4,363,759)          (48,716)         (4,631,577)
    Foreign currency transactions.........................              --                --                  --
  Net change in unrealized appreciation (depreciation) on:
    Investments...........................................      (9,771,778)         (403,517)             68,863
    Foreign currency......................................              --                --                  --
                                                              ------------         ---------         -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS AND FOREIGN CURRENCY.................     (14,135,537)         (452,233)         (4,562,714)
                                                              ------------         ---------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    $(14,113,071)        $ 116,574         $(4,584,741)
                                                              ============         =========         ===========

  * Commenced operations on September 25, 2000

 ** Commenced operations on October 4, 2000

*** Commenced operations on April 23, 2001

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.       DOW JONES       WILSHIRE      MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
        SMALL CAP       GLOBAL TITANS       REIT         HIGH TECH 35       INTERNET         500(R)        E-50(TM)
    VALUE INDEX FUND*    INDEX FUND*    INDEX FUND***    INDEX FUND*      INDEX FUND*     INDEX FUND**   INDEX FUND**
    -----------------   -------------   -------------   --------------   --------------   ------------   ------------
       $  528,245        $   303,271     $  221,136      $    113,300     $      1,543    $   590,637    $     16,789
             (325)           (12,845)            --              (789)              --             --              --
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
          527,920            290,426        221,136           112,511            1,543        590,637          16,789
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
           43,686            103,563          7,684           275,853           71,728         91,270          49,583
            4,878              4,878          1,887             4,878            4,878          4,845           4,845
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
           48,564            108,441          9,571           280,731           76,606         96,115          54,428
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
          479,356            181,985        211,565          (168,220)         (75,063)       494,522         (37,639)
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
          823,341         (2,231,681)         9,175        (4,822,273)     (32,755,692)    (1,263,981)    (23,710,339)
               --             (3,112)            --                --               --             --              --
        4,099,013         (3,338,714)     1,617,393       (35,636,674)      (3,961,433)    (4,536,209)       (656,553)
               --               (120)            --                --               --             --              --
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
                          (5,573,627)     1,626,568       (40,458,947)     (36,717,125)    (5,800,190)    (24,366,892)
        4,922,354
       ----------        -----------     ----------      ------------     ------------    -----------    ------------
        5,401,710        $(5,391,642)    $1,838,133      $(40,627,167)    $(36,792,188)   $(5,305,668)   $(24,404,531)
       $
       ==========        ===========     ==========      ============     ============    ===========    ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 DOW JONES U.S.         DOW JONES U.S.         DOW JONES U.S.
                                                                LARGE CAP GROWTH          LARGE CAP           SMALL CAP GROWTH
                                                                   INDEX FUND          VALUE INDEX FUND          INDEX FUND
                                                              --------------------   --------------------   --------------------
                                                                 FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
                                                              9/25/2000*-6/30/2001   9/25/2000*-6/30/2001   9/25/2000*-6/30/2001
                                                              --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................      $     22,466           $    568,807           $   (22,027)
  Net realized gain (loss) on investments and foreign
    currency transactions...................................        (4,363,759)               (48,716)           (4,631,577)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency........................        (9,771,778)              (403,517)               68,863
                                                                  ------------           ------------           -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       (14,113,071)               116,574            (4,584,741)
                                                                  ------------           ------------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................           (22,466)              (561,907)                   --
  In excess of net investment income........................              (969)                    --                    --
  Capital...................................................                --                     --                    --
                                                                  ------------           ------------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................           (23,435)              (561,907)                   --
                                                                  ------------           ------------           -----------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................        38,466,267             72,053,449            31,085,966
  Cost of streetTRACKS redeemed.............................                --            (32,765,680)           (6,706,813)
                                                                  ------------           ------------           -----------
NET INCREASE IN NET ASSETS FROM streetTRACKS TRANSACTIONS...        38,466,267             39,287,769            24,379,153
                                                                  ------------           ------------           -----------
  Net increase in net assets during period..................        24,329,761             38,842,436            19,794,412
  Net assets at beginning of period.........................                --                     --                    --
                                                                  ------------           ------------           -----------
NET ASSETS END OF PERIOD (1)................................      $ 24,329,761           $ 38,842,436           $19,794,412
                                                                  ============           ============           ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................           400,103                550,077               350,100
  streetTRACKS redeemed.....................................                --               (250,000)             (100,000)
                                                                  ------------           ------------           -----------
NET INCREASE................................................           400,103                300,077               250,100
                                                                  ============           ============           ===========
(1) Including undistributed (distribution in excess of) net
      investment income.....................................      $         --           $      6,900           $        --
                                                                  ============           ============           ===========

 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       DOW JONES U.S.           DOW JONES               WILSHIRE            MORGAN STANLEY         MORGAN STANLEY
         SMALL CAP            GLOBAL TITANS               REIT               HIGH TECH 35             INTERNET
      VALUE INDEX FUND          INDEX FUND             INDEX FUND             INDEX FUND             INDEX FUND
    --------------------   --------------------   --------------------   --------------------   --------------------
       FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
    9/25/2000*-6/30/2001   9/25/2000*-6/30/2001   4/23/2001*-6/30/2001   9/25/2000*-6/30/2001   9/25/2000*-6/30/2001
    --------------------   --------------------   --------------------   --------------------   --------------------
        $   479,356            $   181,985            $   211,565            $   (168,220)          $    (75,063)
            823,341             (2,234,793)                 9,175              (4,822,273)           (32,755,692)
          4,099,013             (3,338,834)             1,617,393             (35,636,674)            (3,961,433)
        -----------            -----------            -----------            ------------           ------------
          5,401,710             (5,391,642)             1,838,133             (40,627,167)           (36,792,188)
        -----------            -----------            -----------            ------------           ------------
           (451,368)              (178,873)              (110,220)                     --                     --
                 --                     --                     --                      --                     --
                 --                 (7,048)                    --                      --                     --
        -----------            -----------            -----------            ------------           ------------
           (451,368)              (185,921)              (110,220)                     --                     --
        -----------            -----------            -----------            ------------           ------------
         20,852,917             33,683,326             16,392,700             134,025,659             68,751,993
                 --             (6,917,232)                    --             (20,674,965)           (25,182,638)
        -----------            -----------            -----------            ------------           ------------
         20,852,917             26,766,094             16,392,700             113,350,694             43,569,355
        -----------            -----------            -----------            ------------           ------------
         25,803,259             21,188,531             18,120,613              72,723,527              6,777,167
                 --                     --                     --                      --                     --
        -----------            -----------            -----------            ------------           ------------
        $25,803,259            $21,188,531            $18,120,613            $ 72,723,527           $  6,777,167
        ===========            ===========            ===========            ============           ============
            200,096                400,119                150,092               1,500,102              1,350,145
                 --               (100,000)                    --                (250,000)            (1,000,000)
        -----------            -----------            -----------            ------------           ------------
            200,096                300,119                150,092               1,250,102                350,145
        ===========            ===========            ===========            ============           ============
        $    17,718            $        --            $   101,345            $         --           $         --
        ===========            ===========            ===========            ============           ============

           FORTUNE                FORTUNE
            500(R)                E-50(TM)
          INDEX FUND             INDEX FUND
     --------------------   --------------------
        FOR THE PERIOD         FOR THE PERIOD
     10/4/2000*-6/30/2001   10/4/2000*-6/30/2001
     --------------------   --------------------
         $    494,522           $    (37,639)
           (1,263,981)           (23,710,339)
           (4,536,209)              (656,553)
         ------------           ------------
           (5,305,668)           (24,404,531)
         ------------           ------------
             (488,300)                    --
                   --                     --
                   --                     --
         ------------           ------------
             (488,300)                    --
         ------------           ------------
          127,125,636             90,209,770
          (73,398,627)           (49,647,233)
         ------------           ------------
           53,727,009             40,562,537
         ------------           ------------
           47,933,041             16,158,006
                   --                     --
         ------------           ------------
         $ 47,933,041           $ 16,158,006
         ============           ============
            1,350,102              1,350,118
             (800,000)              (950,000)
         ------------           ------------
              550,102                400,118
         ============           ============
         $      6,222           $         --
         ============           ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                          LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH      SMALL CAP
                                             INDEX FUND      VALUE INDEX FUND      INDEX FUND      VALUE INDEX FUND
                                          ----------------   ----------------   ----------------   ----------------
                                           FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                            9/25/2000*-        9/25/2000*-        9/25/2000*-        9/25/2000*-
                                             6/30/2001          6/30/2001          6/30/2001          6/30/2001
                                          ----------------   ----------------   ----------------   ----------------
Net asset value, beginning of period
  (Note 7)..............................      $ 97.36            $129.48            $100.26            $103.71
                                              -------            -------            -------            -------
Income (loss) from investment
  operations:
Net investment income (loss)............         0.06               1.70              (0.09)              2.40
Net realized and unrealized gain
  (loss)................................       (36.55)             (0.06)            (21.02)             25.10
                                              -------            -------            -------            -------
Total from investment operations........       (36.49)              1.64             (21.11)             27.50
                                              -------            -------            -------            -------
Distributions to shareholders from:
Net investment income...................        (0.06)             (1.68)                --              (2.26)
In excess of net investment income......           --(#)              --                 --                 --
Capital.................................           --                 --                 --                 --
                                              -------            -------            -------            -------
Total distributions.....................        (0.06)             (1.68)                --              (2.26)
                                              -------            -------            -------            -------
Net asset value, end of period..........      $ 60.81            $129.44            $ 79.15            $128.95
                                              =======            =======            =======            =======
Total return (1)........................       (37.48)%             1.28%            (21.07)%            26.69%
Net assets, end of period (in 000's)....      $24,330            $38,842            $19,794            $25,803
Ratio of expenses to average net assets
  (2)...................................         0.22%              0.21%              0.30%              0.28%
Ratio of net investment income (loss) to
  average net assets (2)................         0.10%              1.61%             (0.22)%             2.70%
Portfolio turnover rate (3).............           16%                12%                34%                47%

 *   Commencement of operations.
 (#) Amount is less than $0.01 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized.
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DOW JONES         WILSHIRE      MORGAN STANLEY   MORGAN STANLEY      FORTUNE          FORTUNE
    GLOBAL TITANS         REIT         HIGH TECH 35       INTERNET          500(R)          E-50(TM)
      INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND
    --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
     9/25/2000*-      4/23/2001*-      9/25/2000*-      9/25/2000*-      10/4/2000*-      10/4/2000*-
      6/30/2001        6/30/2001        6/30/2001        6/30/2001        6/30/2001        6/30/2001
    --------------   --------------   --------------   --------------   --------------   --------------
       $ 84.28          $109.22          $ 97.81          $ 68.92          $ 97.85          $ 84.48
       -------          -------          -------          -------          -------          -------
          0.57             1.41            (0.13)           (0.21)            0.72            (0.09)
        (13.67)           10.83           (39.51)          (49.35)          (10.73)          (44.01)
       -------          -------          -------          -------          -------          -------
        (13.10)           12.24           (39.64)          (49.56)          (10.01)          (44.10)
       -------          -------          -------          -------          -------          -------
         (0.56)           (0.73)              --               --            (0.71)              --
            --               --               --               --               --               --
         (0.02)              --               --               --               --               --
       -------          -------          -------          -------          -------          -------
         (0.58)           (0.73)              --               --            (0.71)              --
       -------          -------          -------          -------          -------          -------
       $ 70.60          $120.73          $ 58.17          $ 19.36          $ 87.13          $ 40.38
       =======          =======          =======          =======          =======          =======
        (15.54)%          11.22%          (40.52)%         (71.92)%         (10.22)%         (52.20)%
       $21,189          $18,121          $72,724          $ 6,777          $47,933          $16,158
          0.52%            0.32%            0.51%            0.53%            0.21%            0.22%
              %
          0.87             6.88%           (0.30)%          (0.52)%           1.06%           (0.15)%
            16%               2%              26%              76%               6%              30%

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of ten portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley High Tech 35 Index Fund ("Morgan Stanley High Tech 35 Index Fund"), streetTRACKS Morgan Stanley Internet Index Fund ("Morgan Stanley Internet Index Fund"), FORTUNE 500(R) Index Fund and FORTUNE e-50(TM) Index Fund, each of which represents a separate series of beneficial interest in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Funds have adopted the provisions of the Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Guide will require investment companies to amortize premiums and discounts on debt securities. The adoption of the Guide did not have any material effect on the financial statements.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

Each Fund intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to Federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for in-kind transactions and losses deferred due to wash sales.

At June 30, 2001, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains through June 30, 2009 as follows:

                                                              CAPITAL LOSS             YEAR             EXPIRATION
                                                              CARRYFORWARD           INCURRED              DATE
------------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                         $12,048           6/30/01             6/30/09
Dow Jones U.S. Large Cap Value Index Fund                               --                --                  --
Dow Jones U.S. Small Cap Growth Index Fund                          83,119           6/30/01             6/30/09
Dow Jones U.S. Small Cap Value Index Fund                               --                --                  --
Dow Jones Global Titans Index Fund                                  12,170           6/30/01             6/30/09
Wilshire REIT Index Fund                                                --                --                  --
Morgan Stanley High Tech 35 Index Fund                               1,836           6/30/01             6/30/09
Morgan Stanley Internet Index Fund                                  11,495           6/30/01             6/30/09
FORTUNE 500(R) Index Fund                                               --                --                  --
FORTUNE e-50(TM) Index Fund                                         71,566           6/30/01             6/30/09

During the fiscal period ended June 30, 2001, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                             NET GAIN (LOSS)
                                                             RECLASS AMOUNT
----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $         --
Dow Jones U.S. Large Cap Value Index Fund                          382,237
Dow Jones U.S. Small Cap Growth Index Fund                      (2,651,147)
Dow Jones U.S. Small Cap Value Index Fund                               --
Dow Jones Global Titans Index Fund                              (1,308,912)
Wilshire REIT Index Fund                                                --
Morgan Stanley High Tech 35 Index Fund                          (2,374,607)
Morgan Stanley Internet Index Fund                             (19,686,317)
FORTUNE 500(R) Index Fund                                         (846,016)
FORTUNE e-50(TM) Index Fund                                    (20,653,061)

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2000 through June 30, 2001 that are deferred for tax purposes until fiscal year 2002:

                                                             DEFERRED LOSSES
----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $  3,295,383
Dow Jones U.S. Large Cap Value Index Fund                          156,841
Dow Jones U.S. Small Cap Growth Index Fund                       1,388,526
Dow Jones U.S. Small Cap Value Index Fund                               --
Dow Jones Global Titans Index Fund                                 888,169
Wilshire REIT Index Fund                                                --
Morgan Stanley High Tech 35 Index Fund                           2,311,656
Morgan Stanley Internet Index Fund                              12,059,436
FORTUNE 500(R) Index Fund                                          277,910
FORTUNE e-50(TM) Index Fund                                      2,054,363

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley High Tech 35 Index Fund                           0.50
Morgan Stanley Internet Index Fund                               0.50
FORTUNE 500(R) Index Fund                                        0.20
FORTUNE e-50(TM) Index Fund                                      0.20

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Capital Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds, however no such payments will be made for the first twelve months of operations.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $2,000 per meeting attended for the first twelve months of operations and then $4,500 per meeting attended thereafter. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2001 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 35,126,964     $  689,335     $(11,517,441)    $(10,828,106)
Dow Jones U.S. Large Cap Value Index Fund                39,461,892      1,608,021       (2,267,516)        (659,495)
Dow Jones U.S. Small Cap Growth Index Fund               20,109,647      1,738,070       (2,141,942)        (403,872)
Dow Jones U.S. Small Cap Value Index Fund                21,736,621      4,554,488         (564,087)       3,990,401
Dow Jones Global Titans Index Fund                       24,503,744        526,253       (3,886,818)      (3,360,565)
Wilshire REIT Index Fund                                 16,387,905      1,627,337          (10,225)       1,617,112
Morgan Stanley High Tech 35 Index Fund                  108,487,747      4,594,299      (40,365,147)     (35,770,848)
Morgan Stanley Internet Index Fund                       11,371,114        421,727       (5,023,827)      (4,602,100)
FORTUNE 500(R) Index Fund                                52,469,393      2,251,199       (6,825,699)      (4,574,500)
FORTUNE e-50(TM) Index Fund                              17,316,414      1,516,018       (2,690,125)      (1,174,107)

6.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2001, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              CONTRIBUTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 38,452,418     $        --
Dow Jones U.S. Large Cap Value Index Fund                       72,043,240      32,755,284
Dow Jones U.S. Small Cap Growth Index Fund                      31,053,823       6,706,515
Dow Jones U.S. Small Cap Value Index Fund                       20,842,240              --
Dow Jones Global Titans Index Fund                              31,732,865       6,536,521
Wilshire REIT Index Fund                                        16,383,226              --
Morgan Stanley High Tech 35 Index Fund                         134,030,693      20,671,862
Morgan Stanley Internet Index Fund                              68,753,097      25,183,455
FORTUNE 500(R) Index Fund                                      127,102,977      73,389,753
FORTUNE e-50(TM) Index Fund                                     90,197,516      49,648,263

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2001
--------------------------------------------------------------------------------

For the period ended June 30, 2001, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 4,340,802    $ 4,360,711
Dow Jones U.S. Large Cap Value Index Fund                       5,223,113      5,033,810
Dow Jones U.S. Small Cap Growth Index Fund                      5,044,136      4,923,440
Dow Jones U.S. Small Cap Value Index Fund                      11,440,865     10,762,785
Dow Jones Global Titans Index Fund                              5,538,685      4,054,012
Wilshire REIT Index Fund                                          321,507        346,334
Morgan Stanley High Tech 35 Index Fund                         16,586,810     16,802,431
Morgan Stanley Internet Index Fund                             13,772,593     13,856,069
FORTUNE 500(R) Index Fund                                       3,560,450      3,264,391
FORTUNE e-50(TM) Index Fund                                     7,992,129      8,032,331

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Morgan Stanley High Tech 35 Index Fund, and Morgan Stanley Internet Index Fund, October 4, 2000, for the FORTUNE 500(R) Index Fund, and FORTUNE e-50(TM) Index Fund and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley High Tech 35 Index Fund                        1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(TM) Index Fund                                   1:8.448

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2001:

Percentage of distributions which qualify for the corporate dividends paid deduction:

FUND                                                          PERCENTAGE
------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                        99.22%
Dow Jones U.S. Large Cap Value Index Fund                        100.00%
Dow Jones U.S. Small Cap Value Index Fund                         21.18%
Dow Jones Global Titans Index Fund                                59.75%
FORTUNE 500(R) Index Fund                                         98.69%

STREETTRACKS SERIES TRUST
OTHER INFORMATION
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF JUNE 30, 2001

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the period noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               8               9               4               7               2               3
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               8               6               11              3               4               5
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              7               9               13              3               7               14
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               4               2               0               5               7               0
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               5               3               3               6               8               1
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              8               2               0               5               4               4
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               8               4               2               6               3               0
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               7               7               10              7               7               1
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              6               9               3               6               6               12
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               5               0               2               4               2               0
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               7               5               1               5               5               2
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              7               4               5               5               7               11
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

   DOW JONES GLOBAL TITANS INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               3               1               1               4               2               0
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               10              3               2               6               6               2
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              7               10              3               3               2               1
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

   WILSHIRE REIT INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01*              2               1               0               6               7               2
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on April 27, 2001

   MORGAN STANLEY HIGH TECH 35 INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               9               5               1               8               1               0
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               4               2               0               4               0               1
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              13              3               1               7               1               0
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY INTERNET INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               8               6               17              9               9               7
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               5               10              19              1               4               12
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              7               14              6               5               6               8
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on September 29, 2000

   FORTUNE 500(R) INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               5               0               0               3               1               0
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               4               2               0               7               0               0
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              8               4               0               7               2               4
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on October 10, 2000

   FORTUNE e-50(TM) INDEX FUND

    --------------------------------------------------------------------------------------------------------------------------
                          50 TO 99       100 TO 199         200+         -50 TO -99     -100 TO -199       -200+
                        BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS    BASIS POINTS
    --------------------------------------------------------------------------------------------------------------------------
      2001
      QUARTER ENDING:
      06/30/01               5               8               7               9               7               3
    --------------------------------------------------------------------------------------------------------------------------
      QUARTER ENDING:
      03/31/01               14              8               9               4               5               6
    --------------------------------------------------------------------------------------------------------------------------
      2000
      QUARTER ENDING:
      12/31/00*              5               9               4               5               3               7
    --------------------------------------------------------------------------------------------------------------------------

   * Trading on the AMEX commenced on October 10, 2000

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Trustees of streetTRACKS Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the streetTRACKS Series Trust (comprising, respectively, the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Wilshire REIT Index Fund, Morgan Stanley High Tech 35 Index Fund, Morgan Stanley Internet Index Fund, FORTUNE 500(R) Index Fund, and FORTUNE e-50(TM) Index
Fund), (collectively, the "Funds") as of June 30, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the period from commencement of operations through June 30, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the streetTRACKS Series Trust at June 30, 2001, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Boston, Massachusetts
August 10, 2001
streetTRACKS(SM) SERIES TRUST

TRUSTEES
Timothy B. Harbert (Chairman)
David M. Kelly
Nicholas A. Lopardo
Frank Nesvet
Helen F. Peters


OFFICERS
Agustin J. Fleites, President
James E. Ross, Vice President
Kathleen C. Cuocolo, Treasurer
Donald A. Gignac, Assistant Treasurer
George O. Martinez, Secretary
Michael E. Gillespie, Assistant Secretary


INVESTMENT MANAGER
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


DISTRIBUTOR
State Street Capital Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


LEGAL COUNSEL
Mayer Brown & Platt
1675 Broadway
New York, New York 10019


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02110




streetTRACKS are distributed by State Street Brokerage, a division of State Street Capital Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Capital Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting www.streettracks.com Please read the prospectus carefully before you invest.

*The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

For streetTRACKS Dow Jones us small cap growth, Dow Jones us small cap value, morgan stanley internet, morgan stanley high-tech 35, fortune e-50 and wilshire reit funds: in addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility.

For streetTRACKS global titans fund: international investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS may be bought and sold on the exchange through any brokerage account, streetTRACKS are not individually redeemable from the fund. Investors may acquire streetTRACKS and tender them for redemption through the fund in creation unit aggregations only.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & company, time inc., Morgan Stanley Dean Witter & Co., and wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street brokerage, a division of State Street Capital Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Capital Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of principal invested. The streetTRACKS funds pay State Street Bank and Trust Company for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

Dow Diamonds(r), spdrs, and Select Sector Spdrs are distributed by Alps Mutual Funds Services, Inc., A registered broker-dealer. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)", "Standard & Poor's Depositary Receipts(r)," "Spdrs(r)," "Select Sector Spdr(r)," "Select Sector Spdrs(r)" and "Select Sector Standard & Poor's Depositary Receipts(r)" are Trademarks of the Mcgraw-Hill Companies, Inc., and have been licensed for use in connection with their listing and trading on the American Stock Exchange. These products are not sponsored, endorsed, sold or promoted by S&P, a division of the Mcgraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. the stocks included in each select sector index (upon which the products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of the stocks included in each select sector index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 Sector index that is published and disseminated by S&P. "Dow Jones(sm)," "the Dow(sm)," "Dow Jones Industrial average(sm)," "Dow Jones industrials(sm)," "djia(sm)" and "diamonds(r)" are trademarks of Dow Jones & Company, inc. ("Dow Jones") and have been licensed for use for certain purposes by the American Stock Exchange LLC and PDR Services LLC pursuant to a license agreement with Dow Jones. The Diamonds Trust, based on the DJIA, is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the diamonds trust.

NOT ALL streetTRACKS Funds may be currently available. Please contact your financial advisor.


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